UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
POI-Institutional Money Market Fund
POI-Liquidity Money Market Fund
POI-Munder Asset Allocation Fund-Balanced
POI-Munder Bond Fund
POI-Munder Cash Investment Fund
POI-Munder Energy Fund
POI-Munder Index 500 Fund
POI-Munder International Equity Fund
POI-Munder International Fund-Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Internet Fund
POI-Munder Large-Cap Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Multi-Cap Growth Fund
POI-Munder Small-Cap Value Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
POI-Munder Technology Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
EX-99.1

Item 1. Schedule of Investments.

Institutional Money Market Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Principal
Amount		Value(b),(l)

COMMERCIAL PAPER — 58.0%
$25,000,000	Amsterdam Fdg Corp, 0.750% due 05/01/2009 (d)	$24,984,375
25,000,000	Atlantic Asset Secur, 0.650% due 05/08/2009 (d)	24,983,299
30,000,000	Autobahn Funding Com, 1.500% due 04/06/2009 (d)	29,993,750
20,000,000	Barton Capital Corp., 0.450% due 04/07/2009 (d)	19,998,500
30,000,000	Bryant Prk Fdg Llc, 0.500% due 04/20/2009 (d)	29,992,083
30,000,000	Cafco Llc, 0.400% due 04/13/2009 (d)	29,996,000
25,000,000	Chariot Fndg Llc, 0.550% due 06/04/2009 (d)	24,975,556
30,000,000	Crown Point Cap Co., 0.750% due 04/16/2009 (d)	29,990,625
40,000,000	Edison Asset Secritn, 0.350% due 04/15/2009 (d)	39,994,556
25,000,000	Falcon Asset Sc Co Llc, 0.550% due 06/09/2009 (d)	24,973,646
25,000,000	Gotham Fdg Corp, 0.450% due 04/20/2009 (d)	24,994,062
30,000,000	Jupiter Sect Co Llc, 0.550% due 06/08/2009 (d)	29,968,833
30,000,000	Kittyhawk Funding, 0.370% due 04/15/2009 (d)	29,995,683
30,000,000	Lexingtn Pkr Cap Co Llc, 0.750% due 04/16/2009 (d)	29,990,625
25,000,000	Liberty Funding Llc, 0.480% due 04/13/2009 (d)	24,996,000
25,000,000	Mitsubishi Int’l Co, 0.850% due 04/13/2009 (d)	24,992,917
25,000,000	Old Line Funding Llc, 0.550% due 05/12/2009 (d)	24,984,340
30,000,000	Ranger Funding Co. Llc, 0.520% due 05/04/2009 (d)	29,985,700
30,000,000	Romulus Funding Corp, 0.800% due 04/07/2009 (d)	29,996,000
30,000,000	Thames Ast Glob Sec, 0.600% due 04/15/2009 (d)	29,993,000
35,000,000	Thunder Bay Fndng Llc, 0.550% due 04/15/2009 (d)	34,992,514

1

30,000,000	Victory Receivables, 0.550% due 04/14/2009 (d)	29,994,042
30,000,000	Windmill Funding Cor, 0.500% due 04/07/2009 (d)	29,997,500

TOTAL COMMERCIAL PAPER
(Cost $654,763,606)		654,763,606

CORPORATE BONDS AND NOTES: — 6.6%
25,000,000	Fifth Third Bancorp, 144A, 0.543% due 04/23/2009 (e),(g),(h),(i)	25,000,000
30,000,000	Rabobank Nederland NV, YNK, 144A, 1.431% due 11/09/2009 (e),(g),(h),(j)	30,000,000
20,000,000	Wells Fargo & Co, MTN, 0.706% due 06/18/2009 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES:
(Cost $75,000,000)		75,000,000

REPURCHASE AGREEMENTS(c) — 31.1%
261,673,000	Agreement with Merrill Lynch & Co., Inc., 0.250% dated 03/31/2009, to be repurchased at $261,674,817 on 04/01/2009, collateralized by $340,084,035 FHLMC, 4.000%-6.000% having maturities from 08/15/2022-03/15/2038 (value $269,525,586)	261,673,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 0.250% dated 03/31/2009, to be repurchased at $90,000,625 on 04/01/2009, collateralized by $121,616,862 FNMA, 4.209%-5.544% having maturities from 12/01/2034-09/01/2037 (value $67,409,985), and $51,907,404 FHLMC, 4.681%-4.870% having maturities from 02/01/2035-10/01/2036 (value $24,390,016)	90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $351,673,000)		351,673,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
30,000,000	Federal Home Loan Bank Discount Notes, 0.330% due 04/20/2009 (f)	29,994,775
20,000,000	Freddie Mac Discount Notes, 0.600% due 09/21/2009 (f)	19,942,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,937,108)		49,937,108

TOTAL INVESTMENTS
(Cost $1,131,373,714)(k)	100.1%	$1,131,373,714

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. The Board of Trustees approved the liquidation of the Fund, which was effected as of the close of business on April 30, 2009.

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(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2009.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $25,000,000, 2.2% of net assets.

Security	Acquisition Date	Cost

Fifth Third Bancorp, 144A, 0.543% due 04/23/2009	11/02/2004	$25,000,000

(j)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(k)	At March 31, 2009, aggregate cost for financial reporting purposes was $1,131,373,714.

(l)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of

3

1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,131,373,714
Level 3 — Significant Unobservable Inputs	—

Total	$1,131,373,714

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

4

Liquidity Money Market Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Principal
Amount		Value(b),(g)

COMMERCIAL PAPER — 74.1%
$3,000,000	Amsterdam Fdg Corp, 0.500% due 04/07/2009 (d)	$2,999,750
3,000,000	Atlantic Asset Secur, 0.650% due 05/08/2009 (d)	2,997,996
5,000,000	Autobahn Funding Com, 1.500% due 04/06/2009 (d)	4,998,958
5,000,000	Barton Capital Corp., 0.650% due 06/03/2009 (d)	4,994,312
5,000,000	Bryant Prk Fdg Llc, 0.500% due 04/20/2009 (d)	4,998,681
3,000,000	Cafco Llc, 0.400% due 04/13/2009 (d)	2,999,600
3,000,000	Chariot Fndg Llc, 0.550% due 06/04/2009 (d)	2,997,067
5,000,000	Crown Point Cap Co., 0.750% due 04/16/2009 (d)	4,998,437
5,000,000	Edison Asset Secritn, 0.350% due 04/15/2009 (d)	4,999,319
3,000,000	Falcon Asset Sc Co Llc, 0.550% due 06/09/2009 (d)	2,996,838
5,000,000	Jupiter Sect Co Llc, 0.550% due 06/08/2009 (d)	4,994,806
5,000,000	Lexingtn Pkr Cap Co Llc, 0.750% due 04/16/2009 (d)	4,998,437
5,000,000	Liberty Funding Llc, 0.480% due 04/13/2009 (d)	4,999,200
3,000,000	Mitsubishi Int’l Co, 0.850% due 04/13/2009 (d)	2,999,150
3,000,000	Old Line Funding Llc, 0.550% due 05/12/2009 (d)	2,998,121
5,000,000	Park Avenue Rec Corp, 0.450% due 04/15/2009 (d)	4,999,125
5,000,000	Ranger Funding Co. Llc, 0.520% due 05/04/2009 (d)	4,997,617
5,000,000	Romulus Funding Corp, 0.800% due 04/07/2009 (d)	4,999,333
5,000,000	Thames Ast Glob Sec, 0.600% due 04/15/2009 (d)	4,998,833
5,000,000	Thunder Bay Fndng Llc, 0.550% due 04/15/2009 (d)	4,998,931
5,000,000	Victory Receivables, 0.550% due 04/14/2009 (d)	4,999,007

1

3,000,000	Windmill Funding Cor, 0.500% due 04/07/2009 (d)	2,999,750

TOTAL COMMERCIAL PAPER
(Cost $93,963,268)		93,963,268

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
5,000,000	Federal Home Loan Bank Discount Notes 0.330% due 04/20/2009 (e)	4,999,129
3,000,000	Freddie Mac Discount Notes 0.600% due 09/21/2009 (e)	2,991,350

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,990,479)		7,990,479

REPURCHASE AGREEMENT(c) — 20.1%
(Cost $25,516,000)
25,516,000	Agreement with Merrill Lynch & Co., Inc., 0.250% dated 03/31/2009, to be repurchased at $25,516,177 on 04/01/2009, collateralized by $35,145,000 FHLMC, 6.000% maturing 09/15/2035 (value $27,795,271)	25,516,000

TOTAL INVESTMENTS
(Cost $127,469,747)(f)	100.5%	$127,469,747

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. The Board of Trustees approved the liquidation of the Fund, which was effected as of the close of business on April 30, 2009.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investment presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(f)	At March 31, 2009, aggregate cost for financial reporting purposes was $127,469,747.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires

2

disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	127,469,747
Level 3 — Significant Unobservable Inputs	—

Total	$127,469,747

ABBREVIATION:
FHLMC	— Federal Home Loan Mortgage Corporation

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(g)

COMMON STOCKS — 68.7%
Consumer Discretionary — 6.8%
Auto Components — 0.1%
1,700	Bridgestone Corp	$24,199

Automobiles — 0.1%
4,000	Daihatsu Motor Co Ltd	31,075

Distributors — 0.8%
29,625	LKQ Corp †	422,749

Diversified Consumer Services — 0.7%
1,985	Apollo Group Inc, Class A †	155,485
1,300	DeVry Inc	62,634
815	Strayer Education Inc	146,594

		364,713

Hotels, Restaurants & Leisure — 1.1%
8,974	Compass Group PLC	41,076
6,220	McDonald’s Corp	339,425
1,625	OPAP SA	42,791
9,933	Thomas Cook Group PLC	34,206
5,995	WMS Industries Inc †	125,355

		582,853

Household Durables — 0.0% #
600	Makita Corp	13,335

Internet & Catalog Retail — 0.4%
8	Dena Co Ltd	25,943
1,815	NetFlix Inc †	77,900
850	priceline.com Inc †	66,963
69	Rakuten Inc	32,902

		203,708

Leisure Equipment & Products — 0.5%
7,975	Hasbro Inc	199,933
600	Sankyo Co Ltd	25,883
1,500	Sega Sammy Holdings Inc	13,078

		238,894

Media — 1.7%
19,600	Comcast Corp, Class A Special	252,252
3,540	DIRECTV Group Inc/The †	80,677
39	Jupiter Telecommunications Co Ltd	25,925
4,625	Morningstar Inc †	157,944
5,185	Omnicom Group Inc	121,329
684	Publicis Groupe	17,557

1

616	Time Warner Cable Inc	15,277
2,456	Time Warner Inc	47,401
3,837	Vivendi	101,574
1,532	Wolters Kluwer NV	24,852
2,302	WPP PLC	12,973

		857,761

Multuline Retail — 0.2%
1,930	Dollar Tree Inc †	85,981

Specialty Retail — 1.0%
395	AutoZone Inc †	64,235
3,720	Best Buy Co Inc	141,211
4,765	Buckle Inc/The	152,146
400	Fast Retailing Co Ltd	45,138
341	Hennes & Mauritz AB, Series B	12,820
1,080	O’Reilly Automotive Inc †	37,811
10,495	Sally Beauty Holdings Inc †	59,612

		512,973

Textiles, Apparel & Luxury Goods — 0.2%
6,930	Coach Inc †	115,731
6,000	Peace Mark Holdings Ltd †,(d)	0

		115,731

Total Consumer Discretionary		3,453,972

Consumer Staples — 7.1%
Beverages — 1.2%
926	Anheuser-Busch InBev NV	25,522
10,325	Central European Distribution Corp †	111,097
2,220	Coca-Cola Co/The	97,569
2,129	Diageo PLC	24,026
5,087	Lion Nathan Ltd	28,581
6,305	PepsiCo Inc/NC	324,581
213	Pernod-Ricard SA	11,879

		623,255

Food & Staples Retailing — 2.1%
204	Colruyt SA	46,802
14,861	CVS Caremark Corp	408,529
418	Delhaize Group	27,107
1,700	FamilyMart Co Ltd	51,523
4,505	Koninklijke Ahold NV	49,379
4,030	Kroger Co/The	85,517
7,510	Wal-Mart Stores Inc	391,271
1,530	Walgreen Co	39,719

		1,099,847

Food Products — 1.5%
5,555	Flowers Foods Inc	130,431
3,355	General Mills Inc	167,347

2

3,180	JM Smucker Co/The	118,519
2,345	Kellogg Co	85,897
2,487	Nestle SA	84,073
2,185	Ralcorp Holdings Inc †	117,728
2,000	Toyo Suisan Kaisha Ltd	40,915
614	Unilever PLC	11,612

		756,522

Household Products — 1.5%
1,535	Church & Dwight Co Inc	80,173
2,115	Colgate-Palmolive Co	124,743
2,020	Kimberly-Clark Corp	93,142
9,285	Procter & Gamble Co	437,231
1,526	Reckitt Benckiser Group PLC	57,345

		792,634

Personal Products — 0.2%
1,000	Chattem Inc †	56,050
900	Kobayashi Pharmaceutical Co Ltd	29,550

		85,600

Tobacco — 0.6%
3,759	British American Tobacco PLC	86,999
5,820	Philip Morris International Inc	207,075

		294,074

Total Consumer Staples		3,651,932

Energy — 8.3%
Energy Equipment & Services — 1.6%
1,035	Core Laboratories NV	75,721
2,375	Diamond Offshore Drilling Inc	149,293
800	Fred Olsen Energy ASA	22,023
739	Fugro NV	23,515
2,920	National Oilwell Varco Inc †	83,833
7,750	Oceaneering International Inc †	285,743
974	Saipem SpA	17,340
2,270	Schlumberger Ltd	92,207
601	Technip SA	21,248
860	Transocean Ltd †	50,602

		821,525

Oil, Gas & Consumable Fuels — 6.7%
4,100	Apache Corp	262,769
3,449	BG Group PLC	52,210
7,096	BP PLC	48,007
10,470	Chevron Corp	704,003
3,169	ENI SpA	61,555
15,740	Exxon Mobil Corp	1,071,894
1,110	Galp Energia SGPS SA, B Shares	13,243
300	Idemitsu Kosan Co Ltd	22,367
7,635	Marathon Oil Corp	200,724

3

5,070	Occidental Petroleum Corp	282,145
1,490	Peabody Energy Corp	37,310
1,599	Repsol YPF SA	27,681
4,157	Royal Dutch Shell PLC, B Shares	91,319
7,475	Southwestern Energy Co †	221,933
2,215	Total SA, ADR	108,668
1,223	Total SA	60,811
1,825	World Fuel Services Corp	57,725
3,920	XTO Energy Inc	120,030

		3,444,394

Total Energy		4,265,919

Financials — 9.7%
Capital Markets — 1.6%
5,000	Affiliated Managers Group Inc †	208,550
9,868	Bank of New York Mellon Corp/The	278,771
1,745	Charles Schwab Corp/The	27,048
1,250	Goldman Sachs Group Inc/The	132,525
2,810	Morgan Stanley	63,984
915	Northern Trust Corp	54,735
25	Risa Partners Inc	9,193
3,080	TD Ameritrade Holding Corp †	42,535

		817,341

Commercial Banks — 2.1%
1,792	Australia & New Zealand Banking Group Ltd	19,625
10,248	Banco Santander SA	70,664
2,000	Bank of Kyoto Ltd/The	16,811
623	BNP Paribas	25,759
779	Commonwealth Bank of Australia	18,812
900	Credicorp Ltd	42,156
7,860	DnB NOR ASA	35,381
27,000	Hokuhoku Financial Group Inc	48,826
19,000	Industrial and Commercial Bank of China Asia Ltd	20,151
706	National Bank of Greece SA	10,702
5,025	Nordea Bank AB	25,066
4,580	PNC Financial Services Group Inc	134,148
800	Resona Holdings Inc	10,587
10,425	Signature Bank/New York NY †	294,298
357	Societe Generale	13,992
3,080	Standard Chartered PLC	38,294
4,000	Suruga Bank Ltd	32,732
2,518	Svenska Handelsbanken AB, A Shares	35,690
10,410	US Bancorp	152,090
2,345	Wells Fargo & Co	33,393

		1,079,177

Consumer Finance — 0.0%#
9,847	International Personal Finance Plc	12,716

4

Diversified Financial Services — 1.1%
8,580	IG Group Holdings PLC	21,575
4,580	ING Groep NV	25,253
19,725	JPMorgan Chase & Co	524,290

		571,118

Insurance — 2.8%
4,315	ACE Ltd	174,326
8,842	Amlin PLC	43,643
2,490	AON Corp	101,642
3,045	Arch Capital Group Ltd †	164,004
6,810	Assurant Inc	148,322
11,586	Aviva PLC	35,950
8,365	Axis Capital Holdings Ltd	188,547
611	Baloise Holding AG	39,103
11,741	Beazley Group PLC	14,488
2,460	Chubb Corp	104,107
461	Hannover Rueckversicherung AG	14,700
18,812	Mapfre SA	41,239
100	Muenchener Rueckversicherungs AG	12,196
2,690	Reinsurance Group of America Inc	87,129
1,499	Swiss Reinsurance	24,547
1,000	Tokio Marine Holdings Inc	24,196
3,280	Travelers Cos Inc/The	133,299
528	Zurich Financial Services AG	83,539

		1,434,977

Real Estate Investment Trusts (REITs) — 1.8%
28,015	Annaly Capital Management Inc	388,568
13,700	Corporate Office Properties Trust SBI MD	340,171
3,170	Digital Realty Trust Inc	105,181
318	Fonciere Des Regions	14,937
278	Unibail-Rodamco	39,384
1,634	Westfield Group	11,362

		899,603

Real Estate Management & Development — 0.2%
6,000	Cheung Kong Holdings Ltd	51,673
2,600	Nomura Real Estate Holdings Inc	39,006
2,000	Sun Hung Kai Properties Ltd	17,947

		108,626

Thrifts & Mortgage Finance — 0.1%
4,270	Hudson City Bancorp Inc	49,916

Total Financials		4,973,474

Health Care — 10.5%
Biotechnology — 2.1%

4,530	Amgen Inc †	224,325
2,135	Biogen Idec Inc †	111,917

5

28,000	BioMarin Pharmaceutical Inc †	345,800
2,835	Celgene Corp †	125,874
956	CSL Ltd/Australia	21,598
5,360	Gilead Sciences Inc †	248,275

		1,077,789

Health Care Equipment & Supplies — 1.1%
3,410	Baxter International Inc	174,660
2,055	Edwards Lifesciences Corp †	124,595
4,150	Masimo Corp †	120,267
1,330	Medtronic Inc	39,195
2,370	St Jude Medical Inc †	86,102
171	Synthes Inc	19,048

		563,867

Health Care Providers & Services — 1.2%
3,280	Amedisys Inc †	90,167
3,070	Express Scripts Inc †	141,742
4,325	McKesson Corp	151,548
5,125	Medco Health Solutions Inc †	211,868
2,265	Psychiatric Solutions Inc †	35,628

		630,953

Life Sciences Tools & Services — 1.2%
16,855	Thermo Fisher Scientific Inc †	601,218

Pharmaceuticals — 4.9%
11,285	Abbott Laboratories	538,294
1,155	AstraZeneca PLC	40,619
8,485	Bristol-Myers Squibb Co	185,991
3,211	GlaxoSmithKline PLC	50,104
1,100	Hisamitsu Pharmaceutical Co Inc	33,783
10,185	Johnson & Johnson	535,731
166	Merck KGAA	14,680
600	Novo Nordisk A/S	28,735
20,075	Pfizer Inc	273,422
782	Roche Holding Ltd	107,308
1,330	Sanofi-Aventis SA	74,887
800	Takeda Pharmaceutical Co Ltd	27,479
9,210	Teva Pharmaceutical Industries Ltd, ADR	414,911
4,290	Wyeth	184,642

		2,510,586

Total Health Care		5,384,413

Industrials — 6.0%
Aerospace & Defense — 1.1%

14,139	BAE Systems PLC	67,861
1,380	Elbit Systems Ltd	66,557
1,451	Finmeccanica SpA	18,064
1,333	MTU Aero Engines Holding AG	31,241

6

1,330	Raytheon Co	51,790
7,330	United Technologies Corp	315,044

		550,557

Air Freight & Logistics — 0.1%
1,305	United Parcel Service Inc, Class B	64,232

Commercial Services & Supplies — 0.0%#
4,964	G4S PLC	13,811
400	Secom Co Ltd	14,669

		28,480

Construction & Engineering — 0.9%
755	ACS Actividades de Construccion y Servicios SA	31,337
9,940	Aecom Technology Corp †	259,235
4,825	Balfour Beatty PLC	22,708
1,333	Bouygues SA	47,676
3,685	Interserve PLC	9,834
1,995	Jacobs Engineering Group Inc †	77,127

		447,917

Electrical Equipment — 0.7%
3,680	ABB Ltd, ADR	51,299
2,180	AMETEK Inc	68,169
1,210	First Solar Inc †	160,567
2,960	General Cable Corp †	58,667
1,471	Prysmian SpA	14,658

		353,360

Industrial Conglomerates — 0.7%
1,370	3M Co	68,116
26,615	General Electric Co	269,078
342	Siemens AG	19,543

		356,737

Machinery — 0.9%
3,210	Cummins Inc	81,694
1,875	Danaher Corp	101,662
1,795	Eaton Corp	66,164
1,080	Flowserve Corp	60,610
2,023	Konecranes Oyj	33,866
5,235	Wabtec Corp	138,099

		482,095

Marine — 0.0%#
6,000	Mitsui OSK Lines Ltd	29,156

Professional Services — 1.1%
12,575	IHS Inc, Class A †	517,839
1,368	Teleperformance	37,659

		555,498

7

Road & Rail — 0.3%
970	Burlington Northern Santa Fe Corp	58,345
400	East Japan Railway Co	20,730
6,116	Stagecoach Group PLC	10,531
1,390	Union Pacific Corp	57,143

		146,749

Trading Companies & Distributors — 0.2%
2,400	Mitsubishi Corp	31,156
3,000	Mitsui & Co Ltd	29,883
2,600	Sumitomo Corp	22,143

		83,182

Total Industrials		3,097,963

Information Technology — 10.1%
Communications Equipment — 1.4%
15,575	Cisco Systems Inc †	261,193
3,645	Harris Corp	105,486
1,366	Nokia OYJ	16,116
5,385	QUALCOMM Inc	209,530
1,585	Research In Motion Ltd †	68,266
4,021	Telefonaktiebolaget LM Ericsson, B Shares	33,022

		693,613

Computers & Peripherals — 2.3%
3,115	Apple Inc †	327,449
10,741	Hewlett-Packard Co	344,356
4,930	International Business Machines Corp	477,668

		1,149,473

Electronic Equipment & Instruments — 0.6%
6,635	FLIR Systems Inc †	135,885
3,175	Itron Inc †	150,336
500	Nidec Corp	22,226
3,000	Nippon Electric Glass Co Ltd	20,791

		329,238

Information Technology Services — 0.5%
3,570	Alliance Data Systems Corp †	131,912
1,018	Cap Gemini SA	32,758
400	Mastercard Inc, Class A	66,992
10	NTT Data Corp	26,994

		258,656

Internet Software & Services — 1.5%
835	Baidu Inc, ADR †	147,461
765	Google Inc, Class A †	266,266
6,820	Netease.com, ADR †	183,117
5,410	Open Text Corp †	186,320

		783,164

8

Semiconductors & Semiconductor Equipment — 0.5%
18,345	Intel Corp	276,092

Software — 3.3%
1,614	Aveva Group PLC	13,061
6,601	Check Point Software Technologies †	146,608
1,700	Konami Corp	25,384
19,110	Microsoft Corp	351,051
200	Nintendo Co Ltd	57,483
14,550	Oracle Corp †	262,919
1,405	Quality Systems Inc	63,193
379	SAP AG	13,434
1,680	Shanda Interactive Entertainment Ltd, ADR †	66,410
11,575	Solera Holdings Inc †	286,829
9,125	Sybase Inc †	276,396
8,350	Symantec Corp †	124,749

		1,687,517

Total Information Technology		5,177,753

Materials — 4.0%
Chemicals — 2.7%
231	Air Liquide SA	18,797
5,000	Air Water Inc	43,542
7,150	Airgas Inc	241,741
2,220	BASF SE, ADR	67,244
9,765	FMC Corp	421,262
1,470	Monsanto Co	122,157
1,555	PPG Industries Inc	57,379
4,585	Praxair Inc	308,525
100	Syngenta AG	20,153
373	Wacker Chemie AG	30,988
1,650	Yara International ASA	36,154

		1,367,942

Construction Materials — 0.1%
650	CRH PLC	14,006
6,000	Sumitomo Osaka Cement Co., Ltd.	13,759

		27,765

Containers & Packaging — 0.6%
6,395	Crown Holdings Inc †	145,358
7,648	Rexam PLC	29,629
2,070	Rock-Tenn Co, Class A	55,994
1,260	Silgan Holdings Inc	66,200

		297,181

Metals & Mining — 0.6%
4,539	BHP Billiton Ltd	100,714
1,095	Compass Minerals International Inc	61,725
2,095	Freeport-McMoRan Copper & Gold Inc	79,841
15,852	Iluka Resources Ltd †	44,421

9

1,848	ThyssenKrupp AG	32,336
665	Voestalpine AG	8,703

		327,740

Paper & Forest Products — 0.0%#
4,500	Hokuetsu Paper Mills Ltd	19,094

Total Materials		2,039,722

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.5%
27,357	AT&T Inc	689,396
3,930	CenturyTel Inc	110,512
2,153	France Telecom SA	49,057
5,649	Telefonica SA	112,729
16,604	Telstra Corp Ltd	37,061
8,055	Verizon Communications Inc	243,261

		1,242,016

Wireless Telecommunication Services — 0.5%
13	KDDI Corp	60,676
7,975	NII Holdings Inc †	119,625
48,685	Vodafone Group PLC	85,748

		266,049

Total Telecommunication Services		1,508,065

Utilities — 3.2%
Electric Utilities — 2.3%
2,965	American Electric Power Co Inc	74,896
4,235	Duke Energy Corp	60,645
1,775	E.ON AG	49,311
1,645	Edison International	47,392
9,887	Enel SpA	47,453
2,645	Exelon Corp	120,057
2,555	FirstEnergy Corp	98,623
1,960	FPL Group Inc	99,431
2,000	HongKong Electric Holdings	11,947
9,200	ITC Holdings Corp	401,304
3,850	Northeast Utilities	83,122
2,400	Southern Co	73,488

		1,167,669

Gas Utilities — 0.5%
1,760	EQT CORP	55,141
4,000	Osaka Gas Co Ltd	12,446
4,210	Questar Corp	123,900
11,000	Tokyo Gas Co Ltd	38,339

		229,826

Independent Power Producers & Energy Traders — 0.1%
14,717	International Power PLC	44,451

10

Multi-Utilities — 0.3%
1,915	AGL Energy Ltd	19,921
1,502	GDF Suez	51,585
6,470	National Grid PLC	49,713
1,610	Wisconsin Energy Corp	66,284

		187,503

Total Utilities		1,629,449

TOTAL COMMON STOCKS
(Cost $40,830,161)		35,182,662

PREFERRED STOCKS — 0.2%
Consumer Discretionary — 0.1%

Automobiles — 0.1%

455	Porsche Automobil Holding SE	21,388

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,455	Fresenius SE	66,808

TOTAL PREFERRED STOCKS
(Cost $172,536)		88,196

INVESTMENT COMPANY SECURITIES — 2.8%
(Cost $1,429,805)
1,251,105	Institutional Money Market Fund (c)	1,251,105
1,721	iShares MSCI EAFE Index Fund	64,692
1,250	Midcap SPDR Trust Series 1	110,813

		1,426,610

Principal
Amount

ASSET-BACKED SECURITIES — 4.1%
Auto Loans — 2.5%
$900,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	870,034
209,584	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	211,527
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	222,566

		1,304,127

Credit Card — 1.2%
300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.846% due 03/17/2014 (e)	184,087

11

500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.753% due 01/09/2012 (e)	447,440

		631,527

Home Equity Loans — 0.4%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 1.002% due 07/25/2035 (e)	187,461

TOTAL ASSET-BACKED SECURITIES
(Cost $2,526,366)		2,123,115

CORPORATE BONDS AND NOTES — 11.1%
Financials — 8.1%
700,000	AEGON Funding Co LLC, 5.750% due 12/15/2020	592,949
420,000	Allied Capital Corp, 6.625% due 07/15/2011	77,968
650,000	BHP Billiton Finance USA Ltd, YNK, 4.800% due 04/15/2013	634,549
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010	434,192
375,000	International Lease Finance Corp, 5.875% due 05/01/2013	201,079
510,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012	535,661
400,000	National Rural Utilities Cooperative Finance Corp, 5.450% due 02/01/2018	365,646
25,000	Pemex Finance Ltd, YNK, 9.690% due 08/15/2009	25,270
650,000	PNC Funding Corp, 5.625% due 02/01/2017	598,478
250,000	SLM Corp, MTN, 1.319% due 07/26/2010 (e)	177,473
300,000	Sovereign Bank, 2.880% due 08/01/2013 (e)	227,590
150,000	Wachovia Bank NA, 7.800% due 08/18/2010	149,385
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	142,080

		4,162,320

Industrial Conglomerates — 0.5%
250,000	Cisco Systems Inc, 4.950% due 02/15/2019	245,966

Industrials — 2.5%
690,000	Lowe’s Cos Inc, 6.100% due 09/15/2017	719,293

12

420,993	Procter & Gamble — ESOP, 9.360% due 01/01/2021	533,323

		1,252,616

TOTAL CORPORATE BONDS AND NOTES
(Cost $6,542,968)		5,660,902

MORTGAGE-BACKED SECURITIES — 9.1%
Collateralized Mortgage Obligations (CMO) — Agency — 1.4%

	Freddie Mac REMICS:
175,983	Series 2866, Class WN, 4.500% due 01/15/2024	176,876
511,961	Series 3254, Class NT, 5.750% due 11/15/2036	529,599

		706,475

Commercial Mortgage-Backed Securities — 7.1%
370,497	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	369,934
825,203	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	827,855
400,000	Ge Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048	386,244
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	756,181
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	359,926
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	291,251
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (e)	395,098
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	264,361

		3,650,850

Mortgage Pass-Through Securities — 0.6%
	Fannie Mae Pool:
277,453	#386314, 3.790% due 07/01/2013	281,084
7,215	#303105, 11.000% due 11/01/2020	8,307
23,330	#100081, 11.500% due 08/20/2016	26,154
43	Freddie Mac Gold Pool, #E62394, 7.500% due 09/01/2010	44

13

5,950	Ginnie Mae I Pool, #780584, 7.000% due 06/15/2027	6,378

		321,967

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,038,442)		4,679,292

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Government Agency Debentures — 1.2%

400,000	Financing Corp Fico, 10.700% due 10/06/2017	617,676

Government Sponsored Enterprises (GSE) — 1.0%
500,000	Federal Home Loan Banks, 4.875% due 03/12/2010	518,394

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,053,473)		1,136,070

U.S. TREASURY OBLIGATIONS — 2.5%
(Cost $1,288,223)
U.S. Treasury Note — 2.5%
1,290,000	2.750% due 02/15/2019	1,297,056

TOTAL INVESTMENTS
(Cost $58,881,974)(f)	100.7%	$51,593,903

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S.

14

equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$2,462,283	$26,757,613	26,757,613	$27,968,791	27,968,791	$1,251,105	$19,049	$—

(d)	Security valued at fair value as of March 31, 2009, in accordance with guidelines approved by the Board of Trustees (see Note (b) above). At March 31, 2009, this security represents $0, 0.0% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2009.

(f)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,893,583, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,181,654 and net depreciation for financial reporting purposes was $7,288,071. At March 31, 2009, aggregate cost for financial reporting purposes was $58,881,974.

(g)	Fair Valuations Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$36,697,468
Level 2 — Other Significant Observable Inputs	14,896,435
Level 3 — Significant Unobservable Inputs	— *

Total	$51,593,903

15

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$—
Transfers in and/or out of Level 3	4,171
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(4,171)

Balance as of 3/31/2009	$—	*

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
YNK	— Yankee Security

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	55.0%	$28,169,025
Japan	2.2	1,112,918
United Kingdom	2.1	1,064,507
France	1.4	728,228
Switzerland	1.2	634,950
Israel	1.2	628,076
China	0.8	396,988
Bermuda	0.8	394,707
Australia	0.6	302,096
Germany	0.6	285,673
Spain	0.5	283,651
Canada	0.5	254,586
Netherlands	0.4	198,720
Italy	0.3	159,070
Sweden	0.2	106,597
Hong Kong	0.2	101,719
Belgium	0.2	99,431
Norway	0.2	93,558
Greece	0.1	53,493
Finland	0.1	49,982
Denmark	0.1	28,735

16

Ireland	0.0	#	14,006
Portugal	0.0	#	13,243
Austria	0.0	#	8,703

TOTAL COMMON STOCKS	68.7		35,182,662
PREFERRED STOCKS:
Germany	0.2		88,196
INVESTMENT COMPANY SECURITIES	2.8		1,426,610
ASSET-BACKED SECURITIES	4.1		2,123,115
CORPORATE BONDS AND NOTES:
United States	9.8		5,001,083
Australia	1.2		634,549
Cayman Islands	0.1		25,270

TOTAL CORPORATE BONDS AND NOTES	11.1		5,660,902
MORTGAGE-BACKED SECURITIES	9.1		4,679,292
U.S. GOVERNMENT AGENCY OBLIGATIONS	2.2		1,136,070
U.S. TREASURY OBLIGATIONS	2.5		1,297,056

TOTAL INVESTMENTS	100.7%		$51,593,903

17

Munder Bond Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Principal
Amount		Value(c),(o)

ASSET-BACKED SECURITIES — 8.8%
Auto Loans — 3.1%
$5,000,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$4,051,264
2,235,000	Ford Credit Auto Owner Trust, Series 2007-A, Class A, 5.800% due 02/15/2013 (d)	1,430,192
2,250,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	1,430,780

		6,912,236

Credit Card — 4.0%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 0.846% due 03/17/2014 (e)	368,174
3,000,000	Series 2007-C3, Class C3, 0.846% due 04/15/2013 (e)	2,289,704
2,050,000	Series 2008-A3, Class A3, 5.050% due 02/15/2016	1,917,275
1,425,000	Series 2008-A5, Class A5, 4.850% due 02/18/2014	1,410,672
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.753% due 01/09/2012 (e)	447,440
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 0.656% due 12/15/2011 (d),(e)	2,383,240

		8,816,505

Home Equity Loans — 1.0%
38,682	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	38,617
367,405	Countrywide Asset-Backed Certificates, Series 2003-BC6, Class M5, 3.822% due 04/25/2033 (e)	125,801
58,633	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (e),(f)	58,633
410,000	Morgan Stanley ABS Capital I, 2005-HE2, M-2, 0.962% due 01/25/2035 (e)	237,701
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 1.042% due 01/25/2036 (e)	63,898

1

3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 1.002% due 07/25/2035 (d),(e)	1,488,910
293,046	Wachovia Asset Securitization Inc, Series 2003-HE1 Trust, Series A1, 0.812% due 03/25/2033 (e)	135,502

		2,149,062

Time Share Receivables — 0.7%
	Marriott Vacation Club Owner Trust:
1,644,408	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(h),(i)	1,295,240
274,068	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (g),(h),(i)	211,573

		1,506,813

Other — 0.0%#
2,326,250	ELM BV, 144A, YNK, 17.288% due 06/20/2013 (e),(f),(g),(h),(j)	11,631

TOTAL ASSET-BACKED SECURITIES
(Cost $27,053,517)		19,396,247

CORPORATE BONDS AND NOTES — 18.6%
Financials — 11.3%
1,000,000	AEGON Funding Co LLC, 5.750% due 12/15/2020	847,070
3,306,000	Allied Capital Corp, 6.625% due 07/15/2011 (d)	613,719
560,000	Cincinnati Financial Corp, 6.125% due 11/01/2034	369,387
2,650,000	International Lease Finance Corp, MTN, 4.375% due 11/01/2009 (d)	2,385,739
4,420,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (d)	4,642,392
2,975,000	Merrill Lynch & Co Inc, MTN, 6.875% due 04/25/2018	2,326,727
3,110,000	National Rural Utilities Cooperative Finance Corp, 5.450% due 02/01/2018 (d)	2,842,898
200,000	Pemex Finance Ltd, YNK, 9.690% due 08/15/2009	202,160
3,655,000	PNC Funding Corp, 5.625% due 02/01/2017 (d)	3,365,290
3,500,000	Sovereign Bank, 3.750% due 04/01/2014 (d) (becomes variable April 2009)	2,542,505
2,000,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (becomes variable June 2017)	979,934
3,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011)	925,230

2

2,760,000	Wachovia Corp, MTN, 5.750% due 02/01/2018	2,445,018
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	448,077

		24,936,146

Industrials — 7.1%
620,000	Amkor Technology Inc, 7.750% due 05/15/2013	499,100
3,000,000	AT&T Inc, 5.500% due 02/01/2018	2,900,865
3,400,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	3,395,906
1,552,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	1,813,157
120,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	114,900
1,250,000	General Motors Corp, 7.200% due 01/15/2011	200,000
1,480,000	Hewlett-Packard Co, 6.125% due 03/01/2014	1,576,130
420,000	Kansas City Southern Railway, 8.000% due 06/01/2015	347,550
200,000	Levi Strauss & Co, 9.750% due 01/15/2015	172,000
970,000	Swift Energy Co, 7.625% due 07/15/2011	737,200
3,150,000	Waste Management Inc, 6.875% due 05/15/2009 (d)	3,157,456
1,000,000	Westlake Chemical Corp, 6.625% due 01/15/2016	700,000

		15,614,264

Utilities — 0.2%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	522,379

TOTAL CORPORATE BONDS AND NOTES
(Cost $51,590,526)		41,072,789

MORTGAGE-BACKED SECURITIES — 55.7%
Collateralized Mortgage Obligations (CMO) – Agency — 2.4%
	Fannie Mae REMICS:
218,987	Series 1990-5, Class J, 8.200% due 01/25/2020	241,628
1,501,341	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,619,342
263,669	Series 2003-63, Class GU, 4.000% due 07/25/2033	266,014
637,359	Series 2006-97, Class MA, 6.000% due 06/25/2016 (d)	649,497

3

	Freddie Mac REMICS:
198,994	Series 1603, Class J, 6.500% due 07/15/2023	200,853
126,991	Series 1650, Class J, 6.500% due 06/15/2023 (d)	126,893
1,013	Series 2764, Class QD, 5.000% due 02/15/2029	756,888
1,264,667	Series 2802, Class NC, 5.000% due 05/15/2028	1,303,646
89,085	Series 3164, Class NA, 6.000% due 02/15/2027	91,069

		5,255,830

Collateralized Mortgage Obligations (CMO) – Non Agency — 0.4%
259,157	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.921% due 06/25/2035 (e)	186,524
842,640	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	747,317

		933,841

Commercial Mortgage-Backed Securities — 12.4%
5,105,313	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (d)	5,041,466
2,112,990	CS First Boston Mortgage Securities Corp, Series 2000-C1, Class A2, 7.545% due 04/15/2062 (d)	2,137,741
699,024	DLJ Commercial Mortgage Corp, Series 1999-CG3, Class A1B, 7.340% due 10/10/2032 (d)	702,008
	Ge Capital Commercial Mortgage Corp:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037 (d)	1,788,816
6,675,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048 (d)	6,445,450
1,000,000	JP Morgan Commercial Mortgage Finance Corp, Series 2000-C10, Class B, 7.397% due 08/15/2032 (e)	1,007,498
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	1,890,452
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (d)	2,585,082
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.646% due 05/15/2043 (d),(e)	5,929,393

		27,527,906

4

Mortgage Pass-Through Securities — 40.5%
	Fannie Mae:
3,000,000	4.500% due 04/25/2024 (k),(l)	3,088,125
11,000,000	5.000% due 04/25/2039 (k),(l)	11,350,625
3,000,000	5.500% due 04/25/2024 (k),(l)	3,127,500
8,000,000	5.500% due 04/25/2039 (k),(l)	8,302,496
10,500,000	6.000% due 04/25/2039 (k),(l)	10,965,938
3,000,000	6.500% due 04/25/2039 (k),(l)	3,159,375
	Fannie Mae Pool:
116,188	#070225, 7.500% due 08/01/2018	123,570
10,094	#081585, 11.500% due 07/01/2012	10,378
205,440	#100081, 11.500% due 08/20/2016 (d)	230,307
273,397	#250550, 6.500% due 05/01/2026 (d)	291,549
306,481	#251518, 6.000% due 02/01/2013 (d)	321,735
373,394	#251760, 6.000% due 06/01/2013 (d)	392,678
2,456,434	#257043, 6.000% due 01/01/2038 (d)	2,568,491
104,086	#303105, 11.000% due 11/01/2020 (d)	119,828
1,707,403	#386314, 3.790% due 07/01/2013 (d)	1,729,748
112,242	#490365, 4.544% due 12/01/2028 (d),(e)	112,636
1,296,722	#555290, 4.926% due 02/01/2013 (d)	1,357,995
472,589	#725495, 4.843% due 02/01/2034 (d),(e)	485,541
3,067,554	#726182, 5.000% due 07/01/2033 (d)	3,175,638
1,718,346	#735060, 6.000% due 11/01/2034 (d)	1,801,930
1,138,970	#745275, 5.000% due 02/01/2036 (d)	1,177,855
529,896	#767413, 5.500% due 01/01/2034 (d)	551,630
1,189,274	#776836, 6.500% due 08/01/2034 (d)	1,258,575
4,451,985	#780620, 5.500% due 05/01/2034 (d)	4,640,151
466,044	#788520, 5.500% due 07/01/2034 (d)	485,159
368,349	#788908, 6.000% due 08/01/2034 (d)	386,266
558,862	#790362, 4.863% due 08/01/2034 (d),(e)	573,397
1,164,347	#897791, 6.000% due 09/01/2036 (d)	1,218,255
414,081	#906281, 5.485% due 01/01/2037 (d),(e)	427,940
662,488	#918160, 5.500% due 05/01/2022 (d)	691,483
720,087	#928206, 6.000% due 04/01/2037 (d)	752,935
1,618,860	#938199, 6.500% due 07/01/2037 (d)	1,707,285
560,673	#956918, 5.500% due 11/01/2037 (d)	582,499
10,355,998	#963774, 5.500% due 06/01/2038	10,759,138
5,894,531	#964258, 5.000% due 07/01/2023	6,120,340
	Freddie Mac Gold Pool:
24,019	#A00813, 9.000% due 10/01/2020	26,390
84,417	#A01048, 8.500% due 02/01/2020	90,960
2,264,525	#A63820, 6.000% due 08/01/2037 (d)	2,370,077
738,180	#C01501, 5.500% due 03/01/2033 (d)	769,243
106,651	#C30261, 7.500% due 08/01/2029 (d)	115,591
385	#E62394, 7.500% due 09/01/2010	391
91,800	#F70013, 7.000% due 12/01/2011 (d)	95,068
65,421	#G00479, 9.000% due 04/01/2025	72,876
460,781	Freddie Mac Non Gold Pool, #1B2506, 5.105% due 01/01/2036 (d),(e)	473,429

5

	Ginnie Mae I Pool:
141,813	#627907, 5.000% due 02/15/2034	147,604
80,553	#780077, 8.000% due 03/15/2025	86,769
54,633	#780584, 7.000% due 06/15/2027	58,565
1,080,697	#781008, 6.000% due 03/15/2029	1,136,392

		89,492,346

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $121,789,123)		123,209,923

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Government Sponsored Enterprises (GSE) — 3.7%
5,000,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	5,544,770
	Federal National Mortgage Association:
700,000	5.375% due 06/12/2017	781,482
625,000	7.125% due 06/15/2010	670,579
1,260,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	1,305,459

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,679,044)		8,302,290

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds — 1.7%
3,000,000	5.000% due 05/15/2037	3,732,186

U.S. Treasury Notes — 6.4%
7,260,000	1.875% due 02/28/2014	7,339,425
6,800,000	2.750% due 02/15/2019	6,837,196

		14,176,621

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,907,609)		17,908,807

Shares
INVESTMENT COMPANY SECURITY — 20.6%
(Cost $45,637,242)
45,637,242	Institutional Money Market Fund (m)		45,637,242

TOTAL INVESTMENTS
(Cost $271,657,061)(n)		115.5%	$255,527,298

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	At March 31, 2009, more than 25% of the Fund’s net assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less

6

also may be valued on an amortized cost basis, which approximates current market value. Futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2009.

(f)	Security valued at fair value as of March 31, 2009, in accordance with guidelines approved by the Board of Trustees (see note (c) above). At March 31, 2009, these securities represent $70,264, less than 0.05% of net assets.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $11,631, less than 0.05% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 17.288% due 06/20/2013	06/13/2006	$2,326,250

(k)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(l)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparts to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

(m)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company”

7

includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$52,376,033	$129,174,460	129,174,460	$135,913,251	135,913,251	$45,637,242	$386,461	$—

(n)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,885,457, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $20,015,220 and net depreciation for financial reporting purposes was $16,129,763. At March 31, 2009, aggregate cost for financial reporting purposes was $271,657,061.

(o)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investment in securities and other financial instruments as of March 31, 2009:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$45,637,242	$447,450
Level 2 — Other Significant Observable Inputs	209,819,792	—
Level 3 — Significant Unobservable Inputs	70,264	—

Total	$255,527,298	$447,450

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

8

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$572,750
Transfers in and/or out of Level 3	79,556
Net purchases/(sales)	(21,549)
Accrued discounts/(premiums)	—
Realized gain/(loss)	(341,349)
Change in unrealized appreciation/(depreciation)	(219,144)

Balance as of 3/31/2009	$70,264

At March 31, 2009, the Fund had the following open financial futures contracts:

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Appreciation

U.S. Treasury Note Future, June 2009	80	$9,312,675	$9,501,250	$188,575
U.S. Treasury Bond Future, June 2009	50	6,226,281	6,485,156	258,875

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit
YNK	— Yankee Security

9

Munder Cash Investment Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Principal
Amount		Value(b),(k)

COMMERCIAL PAPER — 65.9%
$20,000,000	Amsterdam Fdg Corp, 0.500% due 04/07/2009 (d)	$19,998,333
15,000,000	Atlantic Asset Secur, 0.650% due 05/08/2009 (d)	14,989,979
25,000,000	Autobahn Funding Com, 1.500% due 04/06/2009 (d)	24,994,792
15,000,000	Barton Capital Corp., 0.450% due 04/07/2009 (d)	14,998,875
20,000,000	Bryant Prk Fdg Llc, 0.500% due 04/20/2009 (d)	19,994,722
15,000,000	Cafco Llc, 0.400% due 04/13/2009 (d)	14,998,000
15,000,000	Chariot Fndg Llc, 0.550% due 06/04/2009 (d)	14,985,333
20,000,000	Clipper Receivables Co, 0.700% due 04/01/2009 (d)	20,000,000
20,000,000	Crown Point Cap Co., 0.750% due 04/16/2009 (d)	19,993,750
20,000,000	Edison Asset Secritn, 0.350% due 04/15/2009 (d)	19,997,278
15,000,000	Falcon Asset Sc Co Llc, 0.550% due 06/09/2009 (d)	14,984,187
15,000,000	Jupiter Sect Co Llc, 0.550% due 06/08/2009 (d)	14,984,417
15,000,000	Kittyhawk Funding, 0.450% due 04/17/2009 (d)	14,997,000
20,000,000	Lexingtn Pkr Cap Co Llc, 0.750% due 04/16/2009 (d)	19,993,750
15,000,000	Liberty Funding Llc, 0.480% due 04/13/2009 (d)	14,997,600
15,000,000	Mitsubishi Int’l Co, 0.850% due 04/13/2009 (d)	14,995,750
15,000,000	Old Line Funding Llc, 0.550% due 05/12/2009 (d)	14,990,604
20,000,000	Park Avenue Rec Corp, 0.450% due 04/15/2009 (d)	19,996,500
20,000,000	Ranger Funding Co. Llc, 0.520% due 05/04/2009 (d)	19,990,467
25,000,000	Romulus Funding Corp, 0.800% due 04/07/2009 (d)	24,996,667
20,000,000	Thames Ast Glob Sec, 0.600% due 04/15/2009 (d)	19,995,333

1

20,000,000	Thunder Bay Fndng Llc, 0.550% due 04/15/2009 (d)	19,995,722
20,000,000	Victory Receivables, 0.550% due 04/14/2009 (d)	19,996,028
15,000,000	Windmill Funding Cor, 0.500% due 04/07/2009 (d)	14,998,750

TOTAL COMMERCIAL PAPER
(Cost $434,863,837)		434,863,837

CORPORATE BONDS AND NOTES: — 3.8%
15,000,000	Rabobank Nederland NV, YNK, 144A, 1.431% due 11/09/2009 (e),(g),(h),(i)	15,000,000
10,000,000	Wells Fargo & Co, MTN, 0.706% due 06/18/2009 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES:
(Cost $25,000,000)		25,000,000

REPURCHASE AGREEMENT(c) — 25.5%
(Cost $168,310,000)
168,310,000	Agreement with Merrill Lynch & Co., Inc., 0.250% dated 03/31/2009, to be repurchased at $168,311,169 on 04/01/2009, collateralized by $306,100,000 FHLMC, 5.000%-6.000% having maturities from 06/15/2021-02/15/2038 (value $173,361,911)	168,310,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
20,000,000	Federal Home Loan Bank Discount Notes, 0.330% due 04/20/2009 (f)	19,996,517
15,000,000	Freddie Mac Discount Notes, 0.600% due 09/21/2009 (f)	14,956,750

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,953,267)		34,953,267

TOTAL INVESTMENTS
(Cost $663,127,104)(j)	100.5%	$663,127,104

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. The Board of Trustees approved the liquidation of the Fund, which was effected as of the close of business on April 30, 2009.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be

2

potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2009.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(j)	At March 31, 2009, aggregate cost for financial reporting purposes was $663,127,104.

(k)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	663,127,104
Level 3 — Significant Unobservable Inputs	—

Total	$663,127,104

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note
YNK	— Yankee Security

3

Munder Energy Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(f)

COMMON STOCKS — 100.1%
Consumer Discretionary — 0.3%
Auto Parts & Equipment — 0.3%
9,100	Fuel Systems Solutions Inc †	$122,668

Consumer Staples — 0.3%
Food Distributors — 0.3%
8,400	Andersons Inc/The	118,776

Energy — 89.7%
Integrated Oil & Gas — 50.3%
2,300	BG Group PLC, ADR	173,167
47,300	BP PLC, ADR	1,896,730
24,425	Chevron Corp	1,642,337
21,844	ConocoPhillips	855,411
34,000	ENI SpA, ADR	1,302,880
90,900	Exxon Mobil Corp	6,190,290
15,700	Hess Corp	850,940
37,000	Marathon Oil Corp	972,730
40,000	Murphy Oil Corp	1,790,800
38,200	Occidental Petroleum Corp	2,125,830
56,600	Repsol YPF SA, ADR	967,294
27,900	Royal Dutch Shell PLC, Class A, ADR	1,235,970
89,300	StatoilHydro ASA, ADR	1,557,392
28,100	Total SA, ADR	1,378,586

		22,940,357

Oil & Gas Drilling — 7.4%
22,700	Diamond Offshore Drilling Inc	1,426,922
10,600	Helmerich & Payne Inc	241,362
54,000	Noble Corp	1,300,860
6,567	Transocean Ltd †	386,402

		3,355,546

Oil & Gas Equipment & Services — 10.1%
15,250	Baker Hughes Inc	435,388
3,800	Core Laboratories NV	278,008
77,800	Halliburton Co	1,203,566
9,100	National Oilwell Varco Inc †	261,261
35,000	Schlumberger Ltd	1,421,700
29,500	Smith International Inc	633,660
28,200	Superior Energy Services Inc †	363,498

		4,597,081

1

Oil & Gas Exploration & Production — 18.3%
20,200	Anadarko Petroleum Corp	785,578
23,736	Apache Corp	1,521,240
8,000	Arena Resources Inc †	203,840
8,700	Comstock Resources Inc †	259,260
17,400	Devon Energy Corp	777,606
22,700	EOG Resources Inc	1,243,052
5,800	GMX Resources Inc †	37,700
33,100	Noble Energy Inc	1,783,428
7,600	PetroHawk Energy Corp †	146,148
51,075	XTO Energy Inc	1,563,917

		8,321,769

Oil & Gas Refining & Marketing — 3.6%
27,500	Holly Corp	583,000
32,800	Sunoco Inc	868,544
11,200	Valero Energy Corp	200,480

		1,652,024

Total Energy		40,866,777

Industrials — 2.6%
Electrical Components & Equipment — 1.5%
84,800	Advanced Battery Technologies Inc †	181,472
3,600	American Superconductor Corp †	62,316
74,400	China BAK Battery Inc †	127,224
700	First Solar Inc †	92,890
100	FuelCell Energy Inc †	240
30,200	Ultralife Corp †	233,446

		697,588

Heavy Electrical Equipment — 1.1%
11,100	Vestas Wind Systems A/S †	487,055

Total Industrials		1,184,643

Information Technology — 4.6%
Electronic Equipment Manufacturers — 1.1%
10,700	Itron Inc †	506,645

Semiconductor Equipment — 1.5%
36,400	Applied Materials Inc	391,300
18,300	MEMC Electronic Materials Inc †	301,767

		693,067

Semiconductors — 2.0%
27,400	Cree Inc †	644,722
17,500	International Rectifier Corp †	236,425

		881,147

Total Information Technology		2,080,859

2

Materials — 1.9%
Industrial Gases — 0.6%
8,300	Airgas Inc	280,623

Specialty Chemicals — 1.3%
31,700	OM Group Inc †	612,444

Total Materials		893,067

Utilities — 0.7%
Electric Utilities — 0.0%#
100	IDACORP Inc	2,336
100	Portland General Electric Co	1,759

		4,095

Independent Power Producers & Energy Traders — 0.7%
11,900	Ormat Technologies Inc	326,774

Total Utilities		330,869

TOTAL COMMON STOCKS
(Cost $39,389,162)		45,597,659

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $80,983)
80,983	Institutional Money Market Fund (d)	80,983

TOTAL INVESTMENTS
(Cost $39,470,145)(e)	100.3%	$45,678,642

#	Amount represents less than 0.05% of the net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of March 31, 2009, more than 25% of the Fund’s net assets were invested in issuers in the oil, gas & consumable fuels industry. When the fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the

3

security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$363,536	$12,504,563	12,504,563	$12,787,116	12,787,116	$80,983	$6,880	$—

(e)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,448,787, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,240,290 and net appreciation for financial reporting purposes was $6,208,497. At March 31, 2009, aggregate cost for financial reporting purposes was $39,470,145.

(f)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$45,678,642
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$45,678,642

4

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	78.6%	$35,806,951
United Kingdom	4.5	2,069,897
Norway	3.4	1,557,392
Netherlands	3.3	1,513,978
France	3.0	1,378,586
Italy	2.9	1,302,880
Spain	2.1	967,294
Denmark	1.1	487,055
Switzerland	0.9	386,402
China	0.3	127,224

TOTAL COMMON STOCKS	100.1	45,597,659
INVESTMENT COMPANY SECURITY	0.2	80,983

TOTAL INVESTMENTS	100.3%	$45,678,642

5

Munder Index 500 Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(g)

COMMON STOCKS — 93.4%
Consumer Discretionary — 8.2%
Auto Components — 0.1%
9,142	Goodyear Tire & Rubber Co/The †	$57,229
21,758	Johnson Controls Inc	261,096

		318,325

Automobiles — 0.1%
87,480	Ford Motor Co †	230,073
23,131	General Motors Corp	44,874
8,526	Harley-Davidson Inc	114,163

		389,110

Distributors — 0.1%
5,838	Genuine Parts Co	174,323

Diversified Consumer Services — 0.2%
3,901	Apollo Group Inc, Class A †	305,566
12,412	H&R Block Inc	225,774

		531,340

Hotels, Restaurants & Leisure — 1.5%
16,003	Carnival Corp	345,665
5,080	Darden Restaurants Inc	174,041
10,791	International Game Technology	99,493
10,738	Marriott International Inc/DE, Class A	175,674
40,899	McDonald’s Corp	2,231,858
26,934	Starbucks Corp †	299,237
6,702	Starwood Hotels & Resorts Worldwide Inc	85,115
6,719	Wyndham Worldwide Corp	28,220
2,456	Wynn Resorts Ltd †	49,046
16,938	Yum! Brands Inc	465,456

		3,953,805

Household Durables — 0.3%
2,277	Black & Decker Corp	71,862
4,710	Centex Corp	35,325
10,088	DR Horton Inc	97,854
5,489	Fortune Brands Inc	134,755
2,218	Harman International Industries Inc	30,010
2,852	KB Home	37,589
5,720	Leggett & Platt Inc	74,303
5,353	Lennar Corp, Class A	40,201
10,503	Newell Rubbermaid Inc	67,009
7,826	Pulte Homes Inc	85,538
2,176	Snap-On Inc	54,618

2,885	Stanley Works/The	84,011
2,785	Whirlpool Corp	82,408

		895,483

Internet & Catalog Retail — 0.3%
11,777	Amazon.com Inc †	864,903
7,937	Expedia Inc †	72,068

		936,971

Leisure Equipment & Products — 0.1%
10,172	Eastman Kodak Co	38,654
4,536	Hasbro Inc	113,717
13,125	Mattel Inc	151,331

		303,702

Media — 2.3%
24,898	CBS Corp, Class B	95,608
105,796	Comcast Corp, Class A	1,443,057
19,428	DIRECTV Group Inc/The †	442,764
8,643	Gannett Co Inc	19,015
17,450	Interpublic Group of Cos Inc †	71,894
11,517	McGraw-Hill Cos Inc/The	263,394
1,369	Meredith Corp	22,780
4,413	New York Times Co/The, Class A	19,947
84,223	News Corp, Class A	557,556
11,381	Omnicom Group Inc	266,315
3,298	Scripps Networks Interactive Inc, Class A	74,238
12,912	Time Warner Cable Inc	320,218
43,922	Time Warner Inc	847,695
22,267	Viacom Inc, Class B †	387,001
68,177	Walt Disney Co/The	1,238,094
219	Washington Post Co/The, Class B	78,205

		6,147,781

Multiline Retail — 0.8%
3,111	Big Lots Inc †	64,647
5,116	Family Dollar Stores Inc	170,721
8,136	JC Penney Co Inc	163,289
11,158	Kohl’s Corp †	472,207
15,401	Macy’s Inc	137,069
5,836	Nordstrom Inc	97,753
2,037	Sears Holdings Corp †	93,111
27,647	Target Corp	950,780

		2,149,577

Specialty Retail — 2.0%
3,297	Abercrombie & Fitch Co, Class A	78,469
4,087	AutoNation Inc †	56,728
1,401	AutoZone Inc †	227,831
9,510	Bed Bath & Beyond Inc †	235,372
12,450	Best Buy Co Inc	472,602

5,997	GameStop Corp, Class A †	168,036
17,075	Gap Inc/The	221,804
62,268	Home Depot Inc	1,467,034
53,829	Lowe’s Cos Inc	982,379
9,908	Ltd Brands Inc	86,200
4,953	O’Reilly Automotive Inc †	173,404
10,415	Office Depot Inc †	13,644
4,739	RadioShack Corp	40,613
3,596	Sherwin-Williams Co/The	186,884
26,124	Staples Inc	473,106
4,508	Tiffany & Co/DE	97,192
15,246	TJX Cos Inc	390,907

		5,372,205

Textiles, Apparel & Luxury Goods — 0.4%
11,790	Coach Inc †	196,893
14,222	NIKE Inc, Class B	666,869
2,060	Polo Ralph Lauren Corp	87,035
3,224	VF Corp	184,123

		1,134,920

Total Consumer Discretionary		22,307,542

Consumer Staples — 11.9%
Beverages — 2.6%
3,591	Brown-Forman Corp, Class B	139,438
73,108	Coca-Cola Co/The	3,213,097
11,614	Coca-Cola Enterprises Inc	153,189
7,128	Constellation Brands Inc, Class A †	84,823
9,290	Dr Pepper Snapple Group Inc †	157,094
5,450	Molson Coors Brewing Co, Class B	186,826
4,948	Pepsi Bottling Group Inc	109,549
57,157	PepsiCo Inc/NC	2,942,442

		6,986,458

Food & Staples Retailing — 3.3%
15,911	Costco Wholesale Corp	736,998
53,456	CVS Caremark Corp	1,469,505
23,893	Kroger Co/The	507,009
15,699	Safeway Inc	316,963
7,754	SUPERVALU Inc	110,727
21,640	Sysco Corp	493,392
82,115	Wal-Mart Stores Inc (c)	4,278,192
36,249	Walgreen Co	941,024
5,138	Whole Foods Market Inc	86,318

		8,940,128

Food Products — 1.7%
23,490	Archer-Daniels-Midland Co	652,552
7,534	Campbell Soup Co	206,130
16,372	ConAgra Foods Inc	276,196

5,637	Dean Foods Co †	101,917
12,040	General Mills Inc	600,555
6,073	Hershey Co/The	211,037
11,514	HJ Heinz Co	380,653
2,567	Hormel Foods Corp	81,399
4,336	JM Smucker Co/The	161,603
9,225	Kellogg Co	337,912
53,966	Kraft Foods Inc	1,202,902
4,760	McCormick & Co Inc/MD	140,753
25,545	Sara Lee Corp	206,404
11,063	Tyson Foods Inc, Class A	103,881

		4,663,894

Household Products — 2.6%
5,079	Clorox Co	261,467
18,411	Colgate-Palmolive Co	1,085,881
15,151	Kimberly-Clark Corp	698,613
107,640	Procter & Gamble Co/The	5,068,767

		7,114,728

Personal Products — 0.1%
15,611	Avon Products Inc	300,200
4,242	Estee Lauder Cos Inc/The, Class A	104,565

		404,765

Tobacco — 1.6%
75,884	Altria Group Inc	1,215,662
6,154	Lorillard Inc	379,948
73,598	Philip Morris International Inc	2,618,617
6,190	Reynolds American Inc	221,849

		4,436,076

Total Consumer Staples		32,546,049

Energy — 12.2%
Energy Equipment & Services — 1.5%
11,344	Baker Hughes Inc	323,871
10,690	BJ Services Co	106,365
8,038	Cameron International Corp †	176,273
2,545	Diamond Offshore Drilling Inc	159,979
5,193	ENSCO International Inc	137,095
32,950	Halliburton Co	509,736
10,421	Nabors Industries Ltd †	104,106
15,282	National Oilwell Varco Inc †	438,746
4,281	Rowan Cos Inc	51,244
43,924	Schlumberger Ltd	1,784,193
8,014	Smith International Inc	172,141

		3,963,749

Oil, Gas & Consumable Fuels — 10.7%
16,889	Anadarko Petroleum Corp	656,813
12,294	Apache Corp	787,922

3,784	Cabot Oil & Gas Corp	89,189
20,641	Chesapeake Energy Corp	352,135
73,621	Chevron Corp	4,950,276
54,364	ConocoPhillips	2,128,894
6,635	Consol Energy Inc	167,467
16,299	Devon Energy Corp	728,402
25,678	El Paso Corp	160,487
9,139	EOG Resources Inc	500,452
181,490	Exxon Mobil Corp (c)	12,359,469
10,388	Hess Corp	563,030
25,985	Marathon Oil Corp	683,146
3,225	Massey Energy Co	32,637
6,975	Murphy Oil Corp	312,271
6,325	Noble Energy Inc	340,791
29,759	Occidental Petroleum Corp	1,656,088
9,764	Peabody Energy Corp	244,491
4,246	Pioneer Natural Resources Co	69,932
5,688	Range Resources Corp	234,118
12,572	Southwestern Energy Co †	373,263
23,627	Spectra Energy Corp	334,086
4,279	Sunoco Inc	113,308
5,070	Tesoro Corp	68,293
18,896	Valero Energy Corp	338,238
21,191	Williams Cos Inc/The	241,154
21,290	XTO Energy Inc	651,900

		29,138,252

Total Energy		33,102,001

Financials — 10.1%
Capital Markets — 2.4%
7,931	Ameriprise Financial Inc	162,506
42,198	Bank of New York Mellon Corp/The	1,192,094
34,265	Charles Schwab Corp/The	531,108
21,323	E*Trade Financial Corp †	27,293
3,356	Federated Investors Inc, Class B	74,705
5,539	Franklin Resources Inc	298,386
16,959	Goldman Sachs Group Inc/The	1,797,993
14,097	Invesco Ltd	195,384
5,981	Janus Capital Group Inc	39,774
5,377	Legg Mason Inc	85,494
39,462	Morgan Stanley	898,550
8,167	Northern Trust Corp	488,550
15,818	State Street Corp	486,878
9,462	T Rowe Price Group Inc	273,073

		6,551,788

Commercial Banks — 1.8%
20,541	BB&T Corp	347,554
5,510	Comerica Inc (d)	100,888

21,882	Fifth Third Bancorp	63,895
7,718	First Horizon National Corp	82,886
13,870	Huntington Bancshares Inc/OH	23,024
18,127	Keycorp	142,659
2,827	M&T Bank Corp	127,893
9,863	Marshall & Ilsley Corp	55,529
15,671	PNC Financial Services Group Inc	459,004
25,339	Regions Financial Corp	107,944
12,967	SunTrust Banks Inc	152,233
64,460	US Bancorp	941,761
155,640	Wells Fargo & Co	2,216,314
4,370	Zions Bancorporation	42,957

		4,864,541

Consumer Finance — 0.4%
43,009	American Express Co	586,212
14,342	Capital One Financial Corp	175,546
17,574	Discover Financial Services	110,892
17,706	SLM Corp †	87,645

		960,295

Diversified Financial Services — 2.6%
235,102	Bank of America Corp (c)	1,603,396
14,726	CIT Group Inc	41,969
201,124	Citigroup Inc (c)	508,844
2,436	CME Group Inc	600,206
2,645	IntercontinentalExchange Inc †	196,973
138,016	JPMorgan Chase & Co	3,668,465
6,481	Leucadia National Corp †	96,502
7,113	Moody’s Corp	163,030
4,985	NASDAQ OMX Group Inc/The †	97,606
9,512	NYSE Euronext	170,265

		7,147,256

Insurance — 2.0%
17,069	Aflac Inc	330,456
19,626	Allstate Corp/The	375,838
98,822	American International Group Inc (c)	98,822
10,046	AON Corp	410,078
4,307	Assurant Inc	93,806
12,939	Chubb Corp	547,578
5,946	Cincinnati Financial Corp	135,985
16,412	Genworth Financial Inc, Class A	31,183
11,944	Hartford Financial Services Group Inc	93,760
9,695	Lincoln National Corp	64,860
13,254	Loews Corp	292,913
18,825	Marsh & McLennan Cos Inc	381,206
6,285	MBIA Inc †	28,785
30,045	MetLife Inc	684,125
9,826	Principal Financial Group Inc	80,377

24,741	Progressive Corp/The †	332,519
15,526	Prudential Financial Inc	295,305
3,103	Torchmark Corp	81,392
21,480	Travelers Cos Inc/The	872,947
12,125	Unum Group	151,562
12,534	XL Capital Ltd, Class A	68,436

		5,451,933

Real Estate Investment Trusts (REITs) — 0.7%
4,427	Apartment Investment & Management Co, Class A	24,260
2,928	AvalonBay Communities Inc	137,792
4,423	Boston Properties Inc	154,938
9,961	Equity Residential	182,784
9,252	HCP Inc	165,148
3,989	Health Care REIT Inc	122,024
19,135	Host Hotels & Resorts Inc	75,009
8,386	Kimco Realty Corp	63,901
6,107	Plum Creek Timber Co Inc	177,530
10,066	ProLogis	65,429
4,590	Public Storage	253,598
8,480	Simon Property Group Inc	293,747
5,247	Ventas, Inc.	118,635
5,120	Vornado Realty Trust	170,189

		2,004,984

Real Estate Management & Development — 0.0%#
8,449	CB Richard Ellis Group Inc, Class A †	34,049

Thrifts & Mortgage Finance — 0.2%
19,088	Hudson City Bancorp Inc	223,139
12,735	People’s United Financial Inc	228,848

		451,987

Total Financials		27,466,833

Health Care — 14.3%
Biotechnology — 2.0%
37,974	Amgen Inc †	1,880,472
10,917	Biogen Idec Inc †	572,269
16,874	Celgene Corp †	749,206
2,506	Cephalon Inc †	170,659
9,965	Genzyme Corp †	591,821
33,456	Gilead Sciences Inc †	1,549,682

		5,514,109

Health Care Equipment & Supplies — 2.2%
22,544	Baxter International Inc	1,154,704
8,803	Becton Dickinson and Co	591,914
54,985	Boston Scientific Corp †	437,131
18,441	Covidien Ltd	612,979
3,632	CR Bard Inc	289,543
5,454	DENTSPLY International Inc	146,440

5,844	Hospira Inc †	180,346
1,432	Intuitive Surgical Inc †	136,555
41,068	Medtronic Inc	1,210,274
12,713	St Jude Medical Inc †	461,863
8,738	Stryker Corp	297,441
4,549	Varian Medical Systems Inc †	138,472
8,223	Zimmer Holdings Inc †	300,139

		5,957,801

Health Care Providers & Services — 2.0%
16,655	Aetna Inc	405,216
5,592	AmerisourceBergen Corp	182,635
13,169	Cardinal Health Inc	414,560
10,065	CIGNA Corp	177,043
5,644	Coventry Health Care Inc †	73,033
3,801	DaVita Inc †	167,054
9,061	Express Scripts Inc †	418,346
6,178	Humana Inc †	161,122
3,954	Laboratory Corp of America Holdings †	231,270
10,103	McKesson Corp	354,009
18,033	Medco Health Solutions Inc †	745,484
3,454	Patterson Cos Inc †	65,143
5,669	Quest Diagnostics Inc/DE	269,164
15,730	Tenet Healthcare Corp †	18,247
44,645	UnitedHealth Group Inc	934,420
18,304	WellPoint Inc †	695,003

		5,311,749

Health Care Technology — 0.0%#
6,660	IMS Health Inc	83,050

Life Sciences Tools & Services — 0.4%
6,319	Life Technologies Corp †	205,241
2,022	Millipore Corp †	116,083
4,266	PerkinElmer Inc	54,477
15,388	Thermo Fisher Scientific Inc †	548,890
3,600	Waters Corp †	133,020

		1,057,711

Pharmaceuticals — 7.7%
56,757	Abbott Laboratories	2,707,309
11,261	Allergan Inc/United States	537,825
72,701	Bristol-Myers Squibb Co	1,593,606
37,135	Eli Lilly & Co	1,240,680
11,036	Forest Laboratories Inc †	242,351
101,604	Johnson & Johnson (c)	5,344,370
9,339	King Pharmaceuticals Inc †	66,027
77,421	Merck & Co Inc/NJ	2,071,012
11,158	Mylan Inc/PA †	149,629
247,732	Pfizer Inc (c)	3,374,110
59,732	Schering-Plough Corp	1,406,689

3,830	Watson Pharmaceuticals Inc †	119,151
48,898	Wyeth	2,104,570

		20,957,329

Total Health Care		38,881,749

Industrials — 9.1%
Aerospace & Defense — 2.6%
26,668	Boeing Co	948,847
14,179	General Dynamics Corp	589,705
4,507	Goodrich Corp	170,770
27,000	Honeywell International Inc	752,220
6,649	ITT Corp	255,787
4,372	L-3 Communications Holdings Inc	296,422
12,192	Lockheed Martin Corp	841,614
11,972	Northrop Grumman Corp	522,458
5,105	Precision Castparts Corp	305,789
14,695	Raytheon Co	572,223
5,797	Rockwell Collins Inc	189,214
34,607	United Technologies Corp	1,487,409

		6,932,458

Air Freight & Logistics — 1.0%
6,196	CH Robinson Worldwide Inc	282,600
7,765	Expeditors International of Washington Inc	219,672
11,397	FedEx Corp	507,052
36,559	United Parcel Service Inc, Class B	1,799,434

		2,808,758

Airlines — 0.1%
27,088	Southwest Airlines Co	171,467

Building Products — 0.0%#
13,203	Masco Corp	92,157

Commercial Services & Supplies — 0.5%
4,140	Avery Dennison Corp	92,488
4,811	Cintas Corp	118,928
6,572	Iron Mountain Inc †	145,701
7,548	Pitney Bowes Inc	176,246
11,756	Republic Services Inc	201,615
7,767	RR Donnelley & Sons Co	56,932
3,133	Stericycle Inc †	149,538
17,964	Waste Management Inc	459,879

		1,401,327

Construction & Engineering — 0.2%
6,646	Fluor Corp	229,619
4,499	Jacobs Engineering Group Inc †	173,932

		403,551

Electrical Equipment — 0.4%
6,137	Cooper Industries Ltd, Class A	158,703
27,730	Emerson Electric Co	792,523
5,181	Rockwell Automation Inc/DE	113,153

		1,064,379

Industrial Conglomerates — 1.9%
25,480	3M Co	1,266,865
387,851	General Electric Co (c)	3,921,174
9,135	Textron Inc	52,435

		5,240,474

Machinery — 1.3%
22,090	Caterpillar Inc	617,636
7,374	Cummins Inc	187,668
9,363	Danaher Corp	507,662
15,523	Deere & Co	510,241
6,810	Dover Corp	179,648
6,038	Eaton Corp	222,561
2,070	Flowserve Corp	116,168
14,116	Illinois Tool Works Inc	435,479
11,673	Ingersoll-Rand Co Ltd, Class A	161,087
4,939	Manitowoc Co Inc/The	16,151
13,281	PACCAR Inc	342,119
4,324	Pall Corp	88,339
5,901	Parker Hannifin Corp	200,516

		3,585,275

Professional Services — 0.2%
1,974	Dun & Bradstreet Corp	151,998
4,625	Equifax Inc	113,081
4,669	Monster Worldwide Inc †	38,053
5,681	Robert Half International Inc	101,292

		404,424

Road & Rail — 0.8%
10,221	Burlington Northern Santa Fe Corp	614,793
14,663	CSX Corp	379,039
13,458	Norfolk Southern Corp	454,207
2,107	Ryder System Inc	59,649
18,480	Union Pacific Corp	759,713

		2,267,401

Trading Companies & Distributors — 0.1%
4,732	Fastenal Co	152,157
2,367	WW Grainger Inc	166,116

		318,273

Total Industrials		24,689,944

Information Technology — 16.8%
Communications Equipment — 2.8%
3,422	Ciena Corp †	26,623
214,413	Cisco Systems Inc †	3,595,706
56,919	Corning Inc	755,315
4,928	Harris Corp	142,616
8,330	JDS Uniphase Corp †	27,072
19,333	Juniper Networks Inc †	291,155
83,611	Motorola Inc	353,675
60,623	QUALCOMM Inc	2,358,841
15,081	Tellabs Inc †	69,071

		7,620,074

Computers & Peripherals — 4.8%
32,707	Apple Inc †	3,438,160
63,372	Dell Inc †	600,766
73,889	EMC Corp/Massachusetts †	842,335
88,020	Hewlett-Packard Co	2,821,921
49,275	International Business Machines Corp (c)	4,774,255
2,970	Lexmark International Inc, Class A †	50,104
12,090	NetApp Inc †	179,416
4,593	QLogic Corp †	51,074
8,277	SanDisk Corp †	104,704
27,350	Sun Microsystems Inc †	200,202
6,445	Teradata Corp †	104,538

		13,167,475

Electronic Equipment & Instruments — 0.3%
12,817	Agilent Technologies Inc †	196,997
6,287	Amphenol Corp	179,117
5,538	FLIR Systems Inc †	113,418
7,981	Jabil Circuit Inc	44,375
5,089	Molex Inc	69,923
16,758	Tyco Electronics Ltd	185,008

		788,838

Information Technology Services — 1.0%
3,572	Affiliated Computer Services Inc, Class A †	171,063
18,598	Automatic Data Processing Inc	653,906
10,663	Cognizant Technology Solutions Corp, Class A †	221,684
5,547	Computer Sciences Corp †	204,351
4,625	Convergys Corp †	37,370
6,957	Fidelity National Information Services Inc	126,617
5,729	Fiserv Inc †	208,879
2,650	Mastercard Inc, Class A	443,822
11,759	Paychex Inc	301,854

7,207	Total System Services Inc	99,529
26,204	Western Union Co/The	329,384

		2,798,459

Internet Software & Services — 1.6%
6,193	Akamai Technologies Inc †	120,144
39,580	eBay Inc †	497,125
8,800	Google Inc, Class A †	3,062,928
7,105	VeriSign Inc †	134,072
51,204	Yahoo! Inc †	655,923

		4,470,192

Office Electronics — 0.1%
31,698	Xerox Corp	144,226

Semiconductors & Semiconductor Equipment — 2.4%
20,692	Advanced Micro Devices Inc †	63,111
10,889	Altera Corp	191,102
10,663	Analog Devices Inc	205,476
48,822	Applied Materials Inc	524,836
15,624	Broadcom Corp, Class A †	312,167
204,274	Intel Corp	3,074,324
6,183	Kla-Tencor Corp	123,660
8,119	Linear Technology Corp	186,575
23,623	LSI Corp †	71,814
8,219	MEMC Electronic Materials Inc †	135,531
6,660	Microchip Technology Inc	141,125
27,968	Micron Technology Inc †	113,550
7,143	National Semiconductor Corp	73,359
3,700	Novellus Systems Inc †	61,531
19,667	Nvidia Corp †	193,917
6,414	Teradyne Inc †	28,093
46,883	Texas Instruments Inc	774,038
10,030	Xilinx Inc	192,175

		6,466,384

Software — 3.8%
19,246	Adobe Systems Inc †	411,672
8,286	Autodesk Inc †	139,288
6,781	BMC Software Inc †	223,773
14,424	CA Inc	254,007
6,652	Citrix Systems Inc †	150,601
9,340	Compuware Corp †	61,551
11,750	Electronic Arts Inc †	213,732
11,720	Intuit Inc †	316,440
5,589	McAfee Inc †	187,232
280,809	Microsoft Corp (c)	5,158,461
13,082	Novell Inc †	55,729
140,850	Oracle Corp	2,545,159

3,842	Salesforce.com Inc †	125,749
30,152	Symantec Corp †	450,471

		10,293,865

Total Information Technology		45,749,513

Materials — 3.1%
Chemicals — 1.9%
7,674	Air Products & Chemicals Inc	431,663
1,772	CF Industries Holdings Inc	126,042
33,828	Dow Chemical Co/The	285,170
2,748	Eastman Chemical Co	73,646
6,139	Ecolab Inc	213,208
33,044	EI Du Pont de Nemours & Co	737,873
2,879	International Flavors & Fragrances Inc	87,694
20,124	Monsanto Co	1,672,304
6,013	PPG Industries Inc	221,880
11,293	Praxair Inc	759,906
4,574	Rohm and Haas Co	360,614
4,485	Sigma-Aldrich Corp	169,488

		5,139,488

Construction Materials — 0.1%
4,033	Vulcan Materials Co	178,621

Containers & Packaging — 0.2%
3,463	Ball Corp	150,294
3,650	Bemis Co Inc	76,540
6,115	Owens-Illinois Inc †	88,301
4,978	Pactiv Corp †	72,629
5,781	Sealed Air Corp	79,778

		467,542

Metals & Mining — 0.8%
4,244	AK Steel Holding Corp	30,217
34,902	Alcoa Inc	256,181
3,526	Allegheny Technologies Inc	77,325
15,059	Freeport-McMoRan Copper & Gold Inc	573,899
17,966	Newmont Mining Corp	804,158
11,496	Nucor Corp	438,802
3,224	Titanium Metals Corp	17,635
4,257	United States Steel Corp	89,951

		2,288,168

Paper & Forest Products — 0.1%
15,657	International Paper Co	110,226
6,472	MeadWestvaco Corp	77,599
7,737	Weyerhaeuser Co	213,309

		401,134

Total Materials		8,474,953

Telecommunication Services — 3.7%
Diversified Telecommunication Services — 3.4%
216,442	AT&T Inc	5,454,339
3,667	CenturyTel Inc	103,116
5,204	Embarq Corp	196,971
11,400	Frontier Communications Corp	81,852
53,646	Qwest Communications International Inc	183,469
104,325	Verizon Communications Inc	3,150,615
16,091	Windstream Corp	129,694

		9,300,056

Wireless Telecommunication Services — 0.3%
14,526	American Tower Corp, Class A †	442,026
104,616	Sprint Nextel Corp †	373,479

		815,505

Total Telecommunication Services		10,115,561

Utilities — 4.0%
Electric Utilities — 2.3%
6,190	Allegheny Energy Inc	143,422
14,913	American Electric Power Co Inc	376,702
47,052	Duke Energy Corp	673,785
11,931	Edison International	343,732
6,933	Entergy Corp	472,068
24,175	Exelon Corp	1,097,303
11,163	FirstEnergy Corp	430,892
15,019	FPL Group Inc	761,914
6,324	Northeast Utilities	136,535
7,917	Pepco Holdings Inc	98,804
3,691	Pinnacle West Capital Corp	98,033
13,732	PPL Corp	394,246
10,160	Progress Energy Inc	368,402
28,559	Southern Co/The	874,476

		6,270,314

Gas Utilities — 0.1%
4,791	EQT CORP	150,102
1,712	Nicor Inc	56,890
6,351	Questar Corp	186,910

		393,902

Independent Power Producers & Energy Traders — 0.1%
24,636	AES Corp/The †	143,135
7,293	Constellation Energy Group Inc	150,673
19,163	Dynegy Inc, Class A †	27,020

		320,828

Multi-Utilities — 1.5%
7,743	Ameren Corp	179,560
12,603	Centerpoint Energy Inc	131,449
8,283	CMS Energy Corp	98,071

10,020	Consolidated Edison Inc	396,892
21,429	Dominion Resources Inc/VA	664,085
5,969	DTE Energy Co	165,341
2,798	Integrys Energy Group Inc	72,860
10,042	NiSource Inc	98,412
13,433	PG&E Corp	513,409
18,533	Public Service Enterprise Group Inc	546,168
4,450	SCANA Corp	137,460
8,921	Sempra Energy	412,507
7,792	TECO Energy Inc	86,881
4,281	Wisconsin Energy Corp	176,249
16,682	Xcel Energy Inc	310,786

		3,990,130

Total Utilities		10,975,174

TOTAL COMMON STOCKS
(Cost $191,337,104)		254,309,319

INVESTMENT COMPANY SECURITY — 5.3%
(Cost $14,405,730)
14,405,730	Institutional Money Market Fund (d)	14,405,730

Principal
Amount

U.S. TREASURY BILL — 1.3%
(Cost $3,497,159)
$3,500,000	0.260% due 07/23/2009 (c),(e)	3,497,159

TOTAL INVESTMENTS
(Cost $209,239,993)(f)	100.0%	$272,212,208

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund and any company that is under common control with the Fund. At March 31, 2009, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Loss

Comerica Inc.	$185,305	$0	0	$40,746	1,720	$100,888	$7,211	$(20,702)
Institutional Money Market Fund	27,671,544	106,557,042	106,557,042	119,822,856	119,822,856	14,405,730	156,247	––

(e)	Rate represents annualized yield at date of purchase.

(f)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $107,206,349, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $44,234,134 and net appreciation for financial reporting purposes was $62,972,215. At March 31, 2009, aggregate cost for financial reporting purposes was $209,239,993.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of March 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$268,715,049	$767,952
Level 2 — Other Significant Observable Inputs	3,497,159	––
Level 3 — Significant Unobservable Inputs	––	––

Total	$272,212,208	$767,952

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

At March 31, 2009, the Fund had the following open financial futures contracts:

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Appreciation

S&P 500® Emini Index Futures, June 2009	462	$17,591,928	$18,359,880	$767,952

Munder International Equity Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(e),(g)

COMMON STOCKS — 97.2%
Australia — 5.8%
59,500	AMP Ltd	$194,990
49,600	Ansell Ltd	295,967
7,000	Australia & New Zealand Banking Group Ltd, ADR	77,700
534,900	Babcock & Brown Wind Partners	348,676
45,164	BlueScope Steel Ltd	81,023
96,200	Boral Ltd	242,242
282,100	Challenger Financial Services Group Ltd	287,805
2,900	Commonwealth Bank of Australia	70,246
1,166,500	Commonwealth Property Office Fund	736,838
126,870	CSR Ltd	106,245
30,100	Goodman Fielder Ltd	21,920
314,800	Goodman Group	71,619
946,200	GPT Group	287,648
11,250	Lend Lease Corp Ltd	51,150
384,000	Macquarie Office Trust	45,945
1,600	National Australia Bank Ltd	22,430
655,500	Pacific Brands Ltd	111,616
277,740	Qantas Airways Ltd	337,873
47,143	QBE Insurance Group Ltd	633,881
1,258,300	Sigma Pharmaceuticals Ltd	926,958
15,142	Sims Metal Management Ltd	179,535
70,428	Wesfarmers Ltd	920,701

		6,053,008

Austria — 0.9%
30,000	Raiffeisen International Bank Holding AG	846,840
15,100	Zumtobel AG	109,250

		956,090

Belgium — 1.4%
10,000	Anheuser-Busch InBev NV	276,134
13,000	Compagnie Maritime Belge SA	284,359
19,700	KBC Ancora	161,548
45,400	KBC Groep NV	733,276

		1,455,317

Denmark — 0.3%
60,000	Danske Bank A/S, ADR †	249,600
19,000	GN Store Nord †	50,741

		300,341

1

Finland — 0.6%
16,900	Kesko OYJ, B Shares	350,345
16,500	Rautaruukki OYJ	263,747

		614,092

France — 10.9%
15,670	AXA SA	190,269
36,800	AXA SA, ADR	440,864
10,000	BNP Paribas	412,166
18,500	BNP Paribas, ADR	382,950
12,850	Cap Gemini SA	413,937
16,200	Casino Guichard Perrachon SA	1,052,146
18,900	Credit Agricole SA	207,999
29,800	France Telecom SA, ADR	675,268
7,900	GDF Suez	271,620
16,609	GDF Suez, ADR	567,197
93,900	Natixis	159,816
14,900	Peugeot SA, ADR	282,206
31,000	Renault SA	640,273
4,650	Sanofi-Aventis SA	260,947
18,791	Sanofi-Aventis SA, ADR	524,833
5,150	Schneider Electric SA	341,928
41,200	SCOR SE	848,678
17,910	Total SA, ADR	878,665
800	Vallourec SA	74,165
16,300	Veolia Environnement, ADR	340,670
49,200	Vinci SA	1,822,336
25,800	Vivendi	681,704
2,100	Wendel	55,373

		11,526,010

Germany — 8.3%
5,000	Aareal Bank AG	40,916
2,469	Allianz SE	207,997
87,300	Allianz SE, ADR	729,828
38,300	Commerzbank AG	205,228
18,400	Continental AG	307,399
10,300	Daimler AG	261,820
5,000	Deutsche Bank AG	203,376
16,300	Deutsche Bank AG, GRS	662,595
74,400	Deutsche Lufthansa AG, ADR	792,360
67,688	Deutsche Telekom AG	842,061
34,150	E.ON AG	950,576
28,650	E.ON AG, ADR	793,032
2,100	Kloeckner & Co SE	20,764
8,675	MAN AG	378,426
10,600	Muenchener Rueckversicherungs AG	1,294,709
7,300	RWE AG	513,230

2

1,600	Salzgitter AG	89,687
28,000	ThyssenKrupp AG	490,473

		8,784,477

Greece — 0.8%
41,100	National Bank of Greece SA	625,248
47,200	Sidenor Steel Products Manufacturing Co SA	175,204

		800,452

Hong Kong — 2.1%
579,700	Hopson Development Holdings Ltd	384,166
263,000	Hutchison Whampoa Ltd	1,294,981
133,500	Kingboard Chemical Holdings Ltd	278,445
85,000	Orient Overseas International Ltd	211,746

		2,169,338

Ireland — 0.1%
46,800	Irish Life & Permanent PLC	70,296

Italy — 4.3%
37,700	Benetton Group SpA, ADR	486,330
269,500	Enel SpA	1,292,595
47,111	ENI SpA	907,049
17,595	Exor SpA	177,429
24,400	Fiat SpA	170,664
5,500	Fondiaria-Sai SpA	64,398
80,700	Saras SpA	211,306
266,100	Telecom Italia SpA	271,331
56,000	Telecom Italia SpA, Ordinary Shares, ADR	716,240
5,611	Telecom Italia SpA, Saving Shares, ADR	56,671
18,100	UniCredit SpA (f)	29,970
97,608	UniCredit SpA (f)	160,560

		4,544,543

Japan — 23.9%
15,700	Aeon Co Ltd	102,676
12,500	Aiful Corp	17,978
60,500	Aioi Insurance Co Ltd	233,948
2,000	Alfresa Holdings Corp	72,654
10,400	Aruze Corp †	51,188
39,000	Asahi Breweries Ltd	468,822
18,000	Astellas Pharma Inc	554,372
54,100	Brother Industries Ltd	398,063
18,500	Canon Inc	539,639
30,899	Canon Inc, ADR	896,998
12,600	Daito Trust Construction Co Ltd	422,367
81,000	Fuji Fire & Marine Insurance Co Ltd/The †	62,481
96,000	Fuji Heavy Industries Ltd	319,450
203,000	Fujitsu Ltd	763,664
48,200	Furukawa-Sky Aluminum Corp	75,163
27,200	Hitachi Chemical Co Ltd	325,535

3

43,800	Hitachi Construction Machinery Co Ltd	577,515
14,300	Hitachi Ltd, ADR	392,535
14,000	Honda Motor Co Ltd	334,973
44,800	Honda Motor Co Ltd, ADR	1,061,760
172,000	Isuzu Motors Ltd	211,881
58,850	ITOCHU Corp	290,212
42,400	JFE Holdings Inc	936,862
300	KDDI Corp	1,415,638
50,000	kyowa Hakko Kirin Co Ltd	424,512
89,500	Mazda Motor Corp	151,060
47,675	Mediceo Paltac Holdings Co Ltd	508,786
264,700	Mitsubishi Chemical Holdings Corp	912,338
34,300	Mitsubishi Corp, ADR	908,950
79,000	Mitsubishi Materials Corp	213,018
69,000	Mitsubishi Tanabe Pharma Corp	679,991
14,600	Mitsubishi UFJ Financial Group Inc, ADR	71,832
9,000	Mitsui OSK Lines Ltd	44,655
7,300	Mitsumi Electric Co Ltd	106,745
96,600	Mizuho Financial Group Inc	188,046
163,000	NEC Corp †	438,432
151,500	Nichirei Corp	541,712
20,700	Nippon Paper Group Inc	501,252
67,200	Nippon Telegraph & Telephone Corp, ADR	1,278,816
88,700	Nissan Motor Co Ltd	320,450
77,000	NTT DoCoMo Inc, ADR	1,051,050
550	ORIX Corp †	18,130
80,500	Pioneer Corp †	106,930
35,500	QP Corp	380,859
7,300	Ricoh Co Ltd, ADR	432,598
500,000	Shinwa Kaiun Kaisha Ltd	1,129,478
43,400	Showa Shell Sekiyu KK	399,345
57,000	Sompo Japan Insurance Inc	298,473
3,000	Sumco Corp	44,844
105,800	Sumitomo Heavy Industries Ltd	357,256
3,200	Sumitomo Mitsui Financial Group Inc	112,882
22,300	Suzuken Co Ltd	581,733
6,300	Taiyo Yuden Co Ltd	48,256
600	Takeda Pharmaceutical Co Ltd	20,807
13,700	Takefuji Corp	64,256
74,600	Toho Zinc Co Ltd	191,505
18,900	Toyo Suisan Kaisha Ltd	386,986
27,700	Toyota Motor Corp, ADR	1,753,410

		25,195,767

Luxembourg — 0.4%
21,000	ArcelorMittal	425,025

Netherlands — 4.5%
103,500	Aegon NV	407,136
54,800	ING Groep N.V., ADR	298,112

4

44,000	Royal Dutch Shell PLC, Class A, ADR	1,949,200
28,710	Royal Dutch Shell PLC, Class B, ADR	1,252,043
40,700	Unilever NV, NYR	797,720

		4,704,211

New Zealand — 0.1%
37,200	Fletcher Building Ltd	127,642

Norway — 0.4%
9,700	Aker Solutions ASA	62,744
47,600	Cermaq ASA	214,539
15,200	DnB NOR ASA	68,803
5,188	Telenor ASA	29,755

		375,841

Singapore — 0.4%
577,600	Neptune Orient Lines Ltd/Singapore	448,576

Spain — 3.6%
5,000	Acciona SA	513,458
13,300	ACS Actividades de Construccion y Servicios SA	551,067
67,100	Banco Bilbao Vizcaya Argentaria SA, ADR	545,523
212,010	Banco Santander SA, ADR	1,462,869
26,100	Repsol YPF SA	450,853
4,500	Telefonica SA, ADR	268,290

		3,792,060

Sweden — 3.0%
109,600	Boliden AB	563,830
27,600	Ssab Svenskt Stal AB †	234,379
50,700	Svenska Cellulosa AB, B Shares	384,907
150,000	Telefonaktiebolaget LM Ericsson, ADR	1,213,500
34,800	Trelleborg AB, B Shares	132,459
124,500	Volvo AB, ADR	657,360

		3,186,435

Switzerland — 7.3%
8,100	Adecco SA	253,412
9,200	Clariant AG †	35,574
4,200	Credit Suisse Group AG	127,390
15,600	Holcim Ltd	554,693
17,850	Nestle SA, ADR	598,868
7,361	Novartis AG	277,832
26,832	Novartis AG, ADR	1,015,055
5,700	Pargesa Holding SA	302,723
6,500	Rieter Holding AG	697,684
17,400	Schmolz + Bickenbach AG	220,526
7,000	Sonova Holding AG	423,306
67,700	Swatch Group AG/The	1,650,545
12,300	Swiss Reinsurance	200,699

5

34,900	Xstrata PLC	232,858
72,200	Zurich Financial Services AG, ADR	1,143,648

		7,734,813

United Kingdom — 18.1%
30,866	Anglo American PLC, ADR	263,287
80,200	Antofagasta PLC	578,850
39,400	AstraZeneca PLC, ADR	1,396,730
53,100	Aviva PLC	164,171
169,700	Barclays PLC, ADR	1,442,450
5,200	BHP Billiton PLC, ADR	205,660
95,376	BP PLC	638,303
47,400	BP PLC, ADR	1,900,740
19,200	British American Tobacco PLC	444,578
23,950	British American Tobacco PLC, ADR	1,101,700
166,300	Centrica PLC	543,796
21,410	Diageo PLC, ADR	958,097
336,400	Enterprise Inns Plc	327,044
95,550	GKN PLC, ADR	92,683
31,943	GlaxoSmithKline PLC	497,372
28,336	GlaxoSmithKline PLC, ADR	880,400
83,400	Home Retail Group PLC	266,981
83,500	HSBC Holdings PLC, ADR	2,356,370
11,300	Imperial Tobacco Group PLC, ADR	507,370
20,700	Johnson Matthey PLC	311,985
87,600	Kazakhmys PLC	466,919
69,800	Lloyds Banking Group PLC, ADR	281,294
639,500	Old Mutual PLC	477,126
10,100	Rexam PLC, ADR	197,960
272,600	RSA Insurance Group PLC	509,160
144,600	Stagecoach Group PLC	247,305
35,000	Unilever PLC, ADR	662,550
75,494	Vodafone Group PLC, ADR	1,315,105

		19,035,986

TOTAL COMMON STOCKS
(Cost $158,704,541)		102,300,320

PREFERRED STOCK — 0.6%
(Cost $802,788)
Germany — 0.6%
11,000	Volkswagen AG	634,255

INVESTMENT COMPANY SECURITIES — 1.2%
Australia — 0.2%
191,400	Australian Infrastructure Fund	220,329

6

Multi-Country — 1.0%
4,000	iShares MSCI EAFE Index Fund	150,360
40,000	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	910,400

		1,060,760

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,767,743)		1,281,089

TOTAL INVESTMENTS
(Cost $161,275,072)(d)	99.0%	$104,215,664

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

7

(d)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,519,561, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $59,578,969 and net depreciation for financial reporting purposes was $57,059,408. At March 31, 2009, aggregate cost for financial reporting purposes was $161,275,072.

(e)	Value of common and preferred stocks that are not designated as ADR, GRS or NYR and of investment company securities that trade on a foreign exchange represents fair value as of March 31, 2009 as determined in accordance with guidelines approved by the Board of Trustees (see note (c) above). At March 31, 2009, fair valued securities represent $61,885,362, 58.8% of net assets.

(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$42,330,302
Level 2 — Other Significant Observable Inputs	61,885,362
Level 3 — Significant Unobservable Inputs	—

Total	$104,215,664

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

At March 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	10.2%	$10,714,098
Oil, Gas & Consumable Fuels	8.2	8,587,504
Insurance	7.8	8,172,749
Pharmaceuticals	6.2	6,532,849
Metals & Mining	5.6	5,887,552
Automobiles	5.2	5,507,947

8

Diversified Telecommunication Services	3.9	4,138,433
Wireless Telecommunication Services	3.6	3,781,794
Food Products	3.4	3,605,154
Electric Utilities	3.4	3,549,660
Food & Staples Retailing	2.3	2,425,868
Construction & Engineering	2.3	2,373,403
Office Electronics	2.2	2,267,298
Multi-Utilities	2.1	2,236,513
Machinery	2.1	2,177,181
Textiles, Apparel & Luxury Goods	2.0	2,136,875
Marine	2.0	2,118,814
Health Care Providers & Services	2.0	2,090,132
Tobacco	2.0	2,053,648
Beverages	1.6	1,703,054
Chemicals	1.5	1,585,432
Industrial Conglomerates	1.4	1,456,599
Computers & Peripherals	1.2	1,308,841
Diversified Financial Services	1.2	1,227,617
Trading Companies & Distributors	1.2	1,219,926
Communications Equipment	1.2	1,213,500
Real Estate Investment Trusts (REITs)	1.1	1,142,050
Airlines	1.1	1,130,233
Auto Components	1.0	1,097,767
Capital Markets	0.9	993,361
Construction Materials	0.9	924,578
Paper & Forest Products	0.8	886,159
Real Estate Management & Development	0.8	857,683
Health Care Equipment & Supplies	0.7	770,013
Electronic Equipment & Instruments	0.7	719,235
Media	0.6	681,704
Electrical Equipment	0.4	451,178
Information Technology Services	0.4	413,937
Independent Power Producers & Energy Traders	0.3	348,676
Hotels, Restaurants & Leisure	0.3	327,044
Internet & Catalog Retail	0.3	266,981
Professional Services	0.2	253,412
Road & Rail	0.2	247,305
Containers & Packaging	0.2	197,960
Distributors	0.1	111,616
Household Durables	0.1	106,930
Consumer Finance	0.1	100,365
Energy Equipment & Services	0.1	62,744
Leisure Equipment & Products	0.1	51,188

9

Semiconductors & Semiconductor Equipment	0.0	#	44,844
Thrifts & Mortgage Finance	0.0	#	40,916

TOTAL COMMON STOCKS	97.2		102,300,320
PREFERRED STOCK	0.6		634,255
INVESTMENT COMPANY SECURITIES	1.2		1,281,089

TOTAL INVESTMENTS	99.0%		$104,215,664

#	Amount represents less than 0.05% of net assets.

10

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(g),(h)

COMMON STOCKS — 95.7%
Australia — 6.0%
15,510	AGL Energy Ltd	$161,615
14,535	Australia & New Zealand Banking Group Ltd	159,693
38,532	BHP Billiton Ltd	858,832
6,362	Commonwealth Bank of Australia	154,106
7,610	CSL Ltd/Australia	172,190
128,386	Iluka Resources Ltd †	360,675
41,672	Lion Nathan Ltd	234,510
137,573	Telstra Corp Ltd	307,144
16,313	Westfield Group	113,825

		2,522,590

Austria — 0.2%
6,833	Voestalpine AG	89,536

Belgium — 2.0%
7,563	Anheuser-Busch InBev NV	208,840
1,685	Colruyt SA	386,679
3,419	Delhaize Group	221,744

		817,263

Denmark — 0.6%
4,800	Novo Nordisk A/S	230,230

Finland — 1.0%
15,804	Konecranes Oyj	263,920
11,992	Nokia OYJ	140,393

		404,313

France — 12.0%
1,883	Air Liquide SA	152,978
5,096	BNP Paribas	210,040
10,889	Bouygues SA	388,482
8,317	Cap Gemini SA	267,915
2,624	Fonciere Des Regions	123,092
17,650	France Telecom SA	401,378
12,269	GDF Suez	421,835
2,107	Pernod-Ricard SA	117,766
5,204	Publicis Groupe	133,241
10,865	Sanofi-Aventis SA	609,719
3,452	Societe Generale	135,553
4,641	Technip SA	163,563
9,597	Teleperformance	264,380
9,928	Total SA	492,388
2,275	Unibail-Rodamco	323,691

1

31,762	Vivendi	839,236

		5,045,257

Germany — 4.4%
14,208	E.ON AG (d)	395,484
3,448	Hannover Rueckversicherung AG	109,966
1,702	Merck KGAA	150,218
10,939	MTU Aero Engines Holding AG	256,536
986	Muenchener Rueckversicherungs AG	120,432
3,718	SAP AG	132,035
2,790	Siemens AG	159,775
15,272	ThyssenKrupp AG	267,518
3,230	Wacker Chemie AG	268,855

		1,860,819

Greece — 1.1%
7,395	National Bank of Greece SA	112,499
13,270	OPAP SA	350,671

		463,170

Hong Kong — 1.9%
47,000	Cheung Kong Holdings Ltd	404,927
18,793	HongKong Electric Holdings	112,271
154,000	Industrial and Commercial Bank of China Asia Ltd	164,745
14,000	Sun Hung Kai Properties Ltd	125,679

		807,622

Ireland — 0.3%
6,280	CRH PLC	135,075

Italy — 3.1%
82,002	Enel SpA	393,304
26,701	ENI SpA	514,086
11,823	Finmeccanica SpA	147,098
10,657	Prysmian SpA	106,113
7,821	Saipem SpA	139,535

		1,300,136

Japan — 22.3%
43,000	Air Water Inc	376,625
14,000	Bank of Kyoto Ltd/The	119,329
13,500	Bridgestone Corp	194,954
33,000	Daihatsu Motor Co Ltd	261,299
67	Dena Co Ltd	218,478
3,500	East Japan Railway Co	182,098
14,300	FamilyMart Co Ltd	436,179
3,400	Fast Retailing Co Ltd	388,990
8,400	Hisamitsu Pharmaceutical Co Inc	259,449
36,000	Hokuetsu Paper Mills Ltd	155,171
221,000	Hokuhoku Financial Group Inc	405,766
2,700	Idemitsu Kosan Co Ltd	200,781
316	Jupiter Telecommunications Co Ltd	210,271
116	KDDI Corp	547,380

2

6,700	Kobayashi Pharmaceutical Co Ltd	220,551
13,700	Konami Corp	205,845
5,500	Makita Corp	124,932
19,600	Mitsubishi Corp	260,785
26,400	Mitsui & Co Ltd	268,767
47,800	Mitsui OSK Lines Ltd	237,167
3,900	Nidec Corp	176,897
1,400	Nintendo Co Ltd	410,669
28,000	Nippon Electric Glass Co Ltd	198,856
21,400	Nomura Real Estate Holdings Inc	327,120
94	NTT Data Corp	257,722
32,000	Osaka Gas Co Ltd	99,815
556	Rakuten Inc	265,855
8,300	Resona Holdings Inc	111,500
229	Risa Partners Inc	85,034
5,400	Sankyo Co Ltd	233,735
3,100	Secom Co Ltd	114,753
10,900	Sega Sammy Holdings Inc	96,122
20,900	Sumitomo Corp	181,689
51,000	Sumitomo Osaka Cement Co., Ltd.	118,580
29,000	Suruga Bank Ltd	238,826
6,800	Takeda Pharmaceutical Co Ltd	235,816
8,600	Tokio Marine Holdings Inc	212,324
90,000	Tokyo Gas Co Ltd	314,324
18,000	Toyo Suisan Kaisha Ltd	368,558

		9,323,012

Netherlands — 2.4%
6,227	Fugro NV	197,735
37,509	ING Groep NV	209,507
36,797	Koninklijke Ahold NV	402,850
12,484	Wolters Kluwer NV	202,678

		1,012,770

Norway — 1.8%
66,000	DnB NOR ASA	298,749
6,050	Fred Olsen Energy ASA	167,330
13,800	Yara International ASA	303,938

		770,017

Portugal — 0.3%
10,984	Galp Energia SGPS SA, B Shares	131,122

Spain — 5.6%
6,234	ACS Actividades de Construccion y Servicios SA	258,297
83,708	Banco Santander SA (d)	575,548
159,051	Mapfre SA	348,913
13,153	Repsol YPF SA	227,206
46,912	Telefonica SA	936,927

		2,346,891

3

Sweden — 2.2%
3,380	Hennes & Mauritz AB, Series B	126,870
44,700	Nordea Bank AB	223,195
20,602	Svenska Handelsbanken AB, A Shares	291,291
32,971	Telefonaktiebolaget LM Ericsson, B Shares	267,929

		909,285

Switzerland — 7.3%
4,754	Baloise Holding AG	303,508
20,390	Nestle SA	690,191
6,389	Roche Holding Ltd	877,174
12,243	Swiss Reinsurance	199,769
815	Syngenta AG	163,845
1,400	Synthes Inc	155,773
4,314	Zurich Financial Services AG	680,780

		3,071,040

United Kingdom — 21.2%
72,018	Amlin PLC	354,651
10,140	AstraZeneca PLC	359,673
14,093	Aveva Group PLC	113,911
95,329	Aviva PLC	294,732
115,206	BAE Systems PLC	552,775
41,568	Balfour Beatty PLC	195,293
77,676	Beazley Group PLC	95,870
28,174	BG Group PLC	427,039
59,917	BP PLC	400,994
31,078	British American Tobacco PLC	719,614
75,488	Compass Group PLC	344,940
17,460	Diageo PLC	197,149
49,329	G4S PLC	136,524
27,171	GlaxoSmithKline PLC	423,069
68,043	IG Group Holdings PLC	171,146
76,580	International Personal Finance Plc	98,924
122,056	International Power PLC	365,819
31,278	Interserve PLC	83,387
52,846	National Grid PLC	406,296
12,469	Reckitt Benckiser Group PLC	469,271
65,907	Rexam PLC	254,731
34,303	Royal Dutch Shell PLC, B Shares (d)	751,898
58,422	Stagecoach Group PLC	99,917
25,172	Standard Chartered PLC	312,246
79,043	Thomas Cook Group PLC	271,783
6,136	Unilever PLC	116,297
419,953	Vodafone Group PLC	733,659
21,725	WPP PLC	122,162

		8,873,770

TOTAL COMMON STOCKS
(Cost $66,181,147)		40,113,918

4

PREFERRED STOCKS — 1.8%
Germany — 1.8%
12,152	Fresenius SE	558,443
3,796	Porsche Automobil Holding SE	178,745

TOTAL PREFERRED STOCKS
(Cost $1,759,297)		737,188

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $454,083)
United States — 1.1%
454,083	Institutional Money Market Fund (e)	454,083

TOTAL INVESTMENTS
(Cost $68,394,527)(f)	98.6%	$41,305,189

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

5

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

								Gain
	Value at	Purchased		Sold		Value at	Dividend	Realized/
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	(Loss)

Institutional Money Market Fund	$252,635	$15,638,950	15,638,950	$15,437,502	15,437,502	$454,083	$7,898	$—

(f)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $322,048, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $27,411,386 and net depreciation for financial reporting purposes was $27,089,338. At March 31, 2009, aggregate cost for financial reporting purposes was $68,394,527.

(g)	Represents fair value of common stocks and preferred stocks as of March 31, 2009 determined in accordance with guidelines approved by the Board of Trustees (see note (c) above). At March 31, 2009 these securities represent $40,851,106, 97.5% of net assets.

(h)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of March 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$454,083	$10,124
Level 2 — Other Significant Observable Inputs	40,851,106	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$41,305,189	$10,124

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

6

At March 31, 2009, the Fund had the following open financial futures contracts:

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Appreciation

MSCI Pan Euro Index Futures, June 2009	15	$230,357	$233,169	$2,812
Topix Index Futures, June 2009	1	71,185	78,497	7,312

At March 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	8.4%	$3,513,086
Oil, Gas & Consumable Fuels	7.5	3,145,514
Pharmaceuticals	7.5	3,145,348
Insurance	6.5	2,720,945
Diversified Telecommunication Services	3.9	1,645,449
Metals & Mining	3.8	1,576,561
Media	3.6	1,507,587
Food & Staples Retailing	3.4	1,447,452
Wireless Telecommunication Services	3.1	1,281,039
Chemicals	3.0	1,266,240
Food Products	2.8	1,175,046
Multi-Utilities	2.4	989,747
Hotels, Restaurants & Leisure	2.3	967,394
Aerospace & Defense	2.3	956,409
Construction & Engineering	2.2	925,459
Electric Utilities	2.1	901,058
Software	2.1	862,460
Real Estate Management & Development	2.0	857,727
Beverages	1.8	758,265
Tobacco	1.7	719,614
Trading Companies & Distributors	1.7	711,241
Energy Equipment & Services	1.6	668,164
Real Estate Investment Trusts (REITs)	1.3	560,608
Information Technology Services	1.3	525,638
Specialty Retail	1.2	515,859
Internet & Catalog Retail	1.2	484,333
Household Products	1.1	469,271
Gas Utilities	1.0	414,139
Communications Equipment	1.0	408,322
Diversified Financial Services	0.9	380,653
Electronic Equipment & Instruments	0.9	375,753
Independent Power Producers & Energy Traders	0.9	365,819
Leisure Equipment & Products	0.8	329,857
Road & Rail	0.7	282,015
Professional Services	0.6	264,380
Machinery	0.6	263,920
Automobiles	0.6	261,299
Containers & Packaging	0.6	254,731

7

Construction Materials	0.6	253,655
Commercial Services & Supplies	0.6	251,277
Marine	0.6	237,167
Personal Products	0.5	220,551
Auto Components	0.5	194,954
Biotechnology	0.4	172,190
Industrial Conglomerates	0.4	159,775
Health Care Equipment & Supplies	0.4	155,773
Paper & Forest Products	0.4	155,171
Household Durables	0.3	124,932
Electrical Equipment	0.2	106,113
Consumer Finance	0.2	98,924
Capital Markets	0.2	85,034

TOTAL COMMON STOCKS	95.7	40,113,918
PREFERRED STOCKS	1.8	737,188
INVESTMENT COMPANY SECURITY	1.1	454,083

TOTAL INVESTMENTS	98.6%	$41,305,189

8

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(f),(g)

COMMON STOCKS — 97.8%
Australia — 3.3%
133,417	ABB Grain Ltd	$555,905
61,458	Ansell Ltd	366,724
210,423	Australian Worldwide Exploration Ltd †	352,726
55,082	Billabong International Ltd	326,278
172,968	Downer EDI Ltd	537,229
223,195	Iluka Resources Ltd †	627,023
39,363	JB Hi-Fi Ltd	316,256
94,018	Sino Gold Mining Ltd †	346,474

		3,428,615

Austria — 1.3%
11,262	Andritz AG	346,389
22,512	bwin Interactive Entertainment AG †	628,638
10,620	Oesterreichische Post AG †	315,516

		1,290,543

Belgium — 1.3%
1,953	Colruyt SA	448,181
7,072	Mobistar SA	447,085
13,323	Tessenderlo Chemie NV	404,771

		1,300,037

Canada — 8.7%
59,000	Alamos Gold Inc †	424,437
18,600	Astral Media Inc	383,714
18,285	Atco Ltd, Class I	522,097
42,629	Atrium Innovations Inc †	407,423
18,611	Bird Construction Income Fund	330,357
13,720	Cogeco Cable Inc	342,782
18,676	Dorel Industries Inc, Class B	283,962
161,181	Gran Tierra Energy Inc †	411,646
34,619	Home Capital Group Inc	686,174
30,817	Laurentian Bank of Canada	650,168
45,904	Open Text Corp †	1,580,934
118,551	Red Back Mining Inc †	766,331
21,770	ShawCor Ltd	334,458
44,287	Sino-Forest Corp †	308,759
22,280	TMX Group Inc	631,750
47,386	Viterra Inc †	329,988
58,879	Westjet Airlines Ltd †	542,651

		8,937,631

1

Denmark — 0.3%
21,533	Sydbank A/S †	274,922

Finland — 1.2%
56,940	Huhtamaki Oyj	386,137
51,309	Konecranes Oyj	856,837

		1,242,974

France — 8.5%
10,742	Bureau Veritas SA	406,147
29,638	Eutelsat Communications	630,091
9,093	Faiveley SA	664,718
6,252	Fonciere Des Regions	293,282
29,957	Gemalto NV †	856,225
9,362	Ipsen SA	359,913
19,210	Klepierre	338,199
6,938	Pierre & Vacances	358,892
22,212	Publicis Groupe	568,707
10,415	Rubis	604,267
18,875	Saft Groupe SA †	509,226
24,913	SCOR SE	513,183
9,627	Sodexo	438,337
11,182	Sopra Group SA	372,300
14,161	Technip SA	499,077
45,919	Teleperformance	1,264,985

		8,677,549

Germany — 6.8%
7,530	Bilfinger Berger AG	284,608
31,372	Deutsche Euroshop AG	904,828
9,051	Fielmann AG	557,894
52,270	GAGFAH SA	257,483
11,106	Hannover Rueckversicherung AG	354,202
20,308	Lanxess AG †	345,873
35,299	MTU Aero Engines Holding AG	827,815
19,046	QIAGEN NV †	305,208
23,891	Rhoen Klinikum AG	444,435
9,286	Salzgitter AG	520,524
16,522	Suedzucker AG	318,722
80,518	Vivacon AG	224,563
7,294	Vossloh AG	775,153
4,970	Wacker Chemie AG	413,686
10,862	Wincor Nixdorf AG	492,972

		7,027,966

Greece — 0.3%
40,939	JUMBO SA	310,723

2

Hong Kong — 1.9%
285,857	Great Eagle Holdings Ltd	376,283
481,868	Industrial and Commercial Bank of China Asia Ltd	515,489
532,453	Peace Mark Holdings Ltd †	0
1,187,706	Texwinca Holdings Ltd	611,187
457,267	Xinao Gas Holdings Ltd	460,266

		1,963,225

Ireland — 0.3%
119,422	Glanbia Plc	328,346

Italy — 3.0%
59,434	Azimut Holding SpA †	317,733
85,763	Davide Campari-Milano SpA	545,243
473,385	Immobiliare Grande Distribuzione	575,148
180,992	Landi Renzo SpA	539,168
49,681	Prysmian SpA	494,678
114,929	Recordati SpA	625,849

		3,097,819

Japan — 23.5%
28,542	ABC-Mart Inc	548,053
121,916	Air Water Inc	1,067,828
21,800	Alpen Co., Ltd.	363,312
57,000	Asics Corp	398,360
25,364	Capcom Co Ltd	456,127
28,900	Circle K Sunkus Co Ltd	411,733
67,000	COMSYS Holdings Corp	564,099
184	Dena Co Ltd	599,999
466	Fields Corp	664,379
38,900	Fuji Oil Co Ltd	417,023
25,325	Hisamitsu Pharmaceutical Co Inc	782,208
22,100	Hitachi Information Systems Ltd	364,696
14,466	Hogy Medical Co Ltd	789,156
87,500	Hokuetsu Paper Mills Ltd	377,152
325,000	Hokuhoku Financial Group Inc	596,715
46,422	Hosiden Corp	463,476
49,059	K’s Holdings Corp	661,269
53,000	Kagoshima Bank Ltd/The	371,242
87,784	Kinden Corp	713,289
24,003	Kintetsu World Express Inc	442,378
17,200	Kobayashi Pharmaceutical Co Ltd	566,191
68,613	Kuroda Electric Co Ltd	379,172
16,300	Kyoei Steel Ltd	319,132
48,000	Kyowa Exeo Corp	391,021
23,522	Mandom Corp	388,857

3

11,400	Mars Engineering Corp	326,705
17,700	McDonald’s Holdings Co Japan Ltd	301,612
19,100	Megachips Corp	305,603
19,900	Moshi Moshi Hotline Inc	352,859
19,000	Nomura Real Estate Holdings Inc	290,434
47,485	NSD CO LTD	302,687
7,900	Okinawa Electric Power Co Inc/The	419,767
11,770	Point Inc	530,783
21,650	Promise Co Ltd	342,325
960	Risa Partners Inc	356,475
27,200	Saizeriya Co Ltd	275,903
193,000	Sankyu Inc	509,990
52,200	Sega Sammy Holdings Inc	460,328
65,000	Shiga Bank Ltd/The	353,469
2,124	SKY Perfect JSAT Holdings Inc	809,640
138,000	Sumitomo Osaka Cement Co., Ltd.	320,863
106,990	Suruga Bank Ltd	881,105
65,000	Takasago Thermal Engineering Co Ltd	400,062
79,958	Tokai Carbon Co Ltd	325,838
86,090	Tokyo Tatemono Co Ltd	225,365
187,171	Toshiba Machine Co Ltd	558,880
11,300	Towa Pharmaceutical Co Ltd	472,584
206,000	Toyo Engineering Corp	610,467
21,256	Toyo Suisan Kaisha Ltd	435,225
22,958	Tsuruha Holdings Inc	582,394
573	Works Applications Co Ltd	279,235

		24,127,465

Netherlands — 2.5%
67,616	BinckBank N.V.	587,711
16,978	Fugro NV	539,128
41,669	Imtech NV	573,394
12,743	Koninklijke Boskalis Westminster NV	255,712
15,239	Koninklijke Vopak NV	609,857

		2,565,802

Norway — 1.7%
142,296	Atea ASA †	346,484
16,600	Fred Olsen Energy ASA †	459,121
86,000	ProSafe SE †	309,812
43,569	Tandberg ASA †	642,093

		1,757,510

Singapore — 0.8%
698,531	Noble Group Ltd	547,309
559,000	Straits Asia Resources Ltd	300,930

		848,239

4

South Korea — 2.8%
125,840	Busan Bank	539,317
11,205	CJ Home Shopping	450,908
50,720	CJ Internet Corp	597,465
82,420	Daegu Bank	437,270
41,060	Hyundai Marine & Fire Insurance Co Ltd †	373,883
78,950	LG Telecom Ltd	481,985

		2,880,828

Spain — 3.3%
24,512	Abengoa SA	325,368
48,442	Banco de Sabadell SA	243,042
30,904	Enagas	438,348
22,474	Grifols SA	324,175
26,170	Obrascon Huarte Lain SA	234,544
15,094	RED ELECTRICA CORP SA	589,220
242,941	Tubacex SA	509,052
34,813	Viscofan SA	676,135

		3,339,884

Sweden — 2.0%
65,333	Castellum AB	367,341
45,388	Elekta AB, B Shares	456,270
136,924	Kungsleden AB	525,360
40,374	Loomis AB †	311,344
127,036	Peab AB	396,265

		2,056,580

Switzerland — 5.7%
14,753	Actelion Ltd †	673,658
13,057	Aryzta AG †	312,106
14,354	Baloise Holding AG	916,398
4,101	Bucher Industries AG	291,721
15,090	Foster Wheeler AG, GS †	263,622
4,147	Galenica AG	1,197,975
656	Givaudan SA	339,821
2,378	Kuoni Reisen Holding AG	576,338
18,846	Petroplus Holdings AG †	265,319
10,154	PSP Swiss Property AG †	428,791
12,136	Schindler Holding AG	572,923

		5,838,672

United Kingdom — 18.6%
54,111	Aggreko Plc	381,678
190,324	Amlin PLC	937,245
240,863	ARM Holdings Plc	353,883
37,249	Autonomy Corp PLC †	697,923
50,538	Aveva Group PLC	408,488
76,644	Babcock International Group	472,229
120,044	Balfour Beatty PLC	563,986

5

540,920	Beazley Group PLC	667,622
60,375	BPP Holdings PLC	311,879
176,119	Cable & Wireless PLC	351,967
113,912	Carillion PLC	396,283
56,953	Catlin Group Ltd	255,026
70,794	Charter International PLC	463,567
38,500	Chemring Group Plc	1,044,282
85,031	Croda International	643,205
189,681	Domino’s Pizza UK & IRL Plc	611,194
74,885	easyJet PLC †	300,564
148,325	Game Group Plc	320,342
70,816	ICAP PLC	308,493
158,231	IG Group Holdings PLC	397,993
114,754	Informa PLC	431,588
73,401	Inmarsat PLC	515,554
310,183	International Personal Finance Plc	400,687
120,894	Interserve PLC	322,303
29,200	Intertek Group PLC	370,920
152,965	JKX Oil & Gas PLC	483,666
96,855	John Wood Group PLC	311,860
111,765	Mothercare PLC	621,231
267,652	N Brown Group PLC	727,008
80,056	Petrofac Ltd	613,506
182,858	QinetiQ Group PLC	346,449
7,324	Randgold Resources Ltd	393,310
481,456	Regus PLC	507,802
114,967	Rexam PLC	444,349
688,762	Spirent Communications PLC	487,376
75,556	SSL International PLC	485,303
207,368	Thomas Cook Group PLC	713,018
110,512	TUI Travel PLC	363,010
35,750	Venture Production PLC	408,255
99,131	Vitec Group Plc/The	221,541

		19,056,585

TOTAL COMMON STOCKS
(Cost $143,789,281)		100,351,915

PREFERRED STOCK: — 0.3%
(Cost $488,613)
Germany — 0.3%
6,233	Fresenius SE	286,436

INVESTMENT COMPANY SECURITY — 1.3%
(Cost $1,409,576)
1,409,576	Institutional Money Market Fund (d)	1,409,576

TOTAL INVESTMENTS
(Cost $145,687,470)(e)	99.4%	$102,047,927

6

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)
Institutional Money Market Fund	$313,767	$26,986,213	26,986,213	$25,890,404	25,890,404	$1,409,576	$13,978	$—

(e)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,768,363, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $45,407,906 and net depreciation for financial reporting purposes was $43,639,543. At March 31, 2009, aggregate cost for financial reporting purposes was $145,687,470.

7

(f)	Except with respect to Canadian securities and Global securities, which are valued based on the last quoted sale price on the security’s primary market or exchange, value represents fair value of common stocks and preferred stocks as of March 31, 2009 determined in accordance with guidelines approved by the Board of Trustees (see note (c) above). At March 31, 2009, fair valued securities represent $91,437,098, 89.1% of net assets.

(g)	Fair Valuations Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investment in securities and other financial instruments as of March 31, 2009:

	Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$10,610,829
Level 2 — Other Significant Observable Inputs	91,437,098
Level 3 — Significant Unobservable Inputs	—	*

Total	$102,047,927

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments
in Securities

Balance as of 6/30/2008	$379,534
Transfers in and/or out of Level 3	—
Net purchases/(sales)	(1,388)
Accrued discounts/ (premiums)	—
Realized gain/(loss)	(13,489)
Change in unrealized appreciation/(depreciation)	(364,657)

Balance as of 3/31/2009	$— *

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

ABBREVIATION:
GS — Global Security

8

At March 31, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Construction & Engineering	6.1%	$6,225,317
Commercial Banks	4.7	4,862,740
Machinery	4.4	4,530,189
Hotels, Restaurants & Leisure	4.2	4,266,942
Insurance	3.9	4,017,559
Metals & Mining	3.8	3,906,282
Media	3.7	3,763,987
Real Estate Management & Development	3.5	3,600,447
Chemicals	3.5	3,541,022
Specialty Retail	3.2	3,297,910
Energy Equipment & Services	3.0	3,066,963
Food Products	2.7	2,817,547
Commercial Services & Supplies	2.5	2,563,139
Pharmaceuticals	2.2	2,240,554
Oil, Gas & Consumable Fuels	2.2	2,222,542
Aerospace & Defense	2.2	2,218,545
Software	2.1	2,144,460
Health Care Equipment & Supplies	2.0	2,097,453
Professional Services	2.0	2,042,053
Food & Staples Retailing	2.0	1,998,212
Leisure Equipment & Products	1.9	1,983,676
Internet & Catalog Retail	1.7	1,777,915
Computers & Peripherals	1.6	1,654,801
Health Care Providers & Services	1.6	1,642,410
Internet Software & Services	1.5	1,580,934
Capital Markets	1.5	1,570,412
Gas Utilities	1.5	1,502,881
Personal Products	1.3	1,362,471
Textiles, Apparel & Luxury Goods	1.3	1,335,824
Real Estate Investment Trusts (REITs)	1.2	1,206,630
Communications Equipment	1.1	1,129,469
Information Technology Services	1.1	1,083,479
Diversified Financial Services	1.0	1,029,742
Electric Utilities	1.0	1,008,987
Electrical Equipment	1.0	1,003,904
Biotechnology	1.0	997,833
Wireless Telecommunication Services	0.9	929,070
Trading Companies & Distributors	0.9	926,481
Diversified Telecommunication Services	0.8	867,521
Airlines	0.8	843,215
Containers & Packaging	0.8	830,486
Air Freight & Logistics	0.7	757,894
Consumer Finance	0.7	743,012
Thrifts & Mortgage Finance	0.7	686,175

9

Paper & Forest Products	0.7	685,911
Multiline Retail	0.6	621,231
Transportation Infrastructure	0.6	609,857
Beverages	0.5	545,243
Auto Components	0.5	539,168
Multi-Utilities	0.5	522,097
Road & Rail	0.5	509,990
Electronic Equipment & Instruments	0.5	463,476
Building Products	0.4	400,062
Semiconductors & Semiconductor Equipment	0.3	353,883
Construction Materials	0.3	320,863
Diversified Consumer Services	0.3	311,879
Life Sciences Tools & Services	0.3	305,208
Household Durables	0.3	283,962

TOTAL COMMON STOCKS	97.8	100,351,915
TOTAL PREFERRED STOCK	0.3	286,436
INVESTMENT COMPANY SECURITY	1.3	1,409,576

TOTAL INVESTMENTS	99.4%	$102,047,927

10

Munder Internet Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(i)

COMMON STOCKS — 100.0%
Consumer Discretionary — 13.2%
Hotels, Restaurants & Leisure — 1.7%
139,300	Ctrip.com International Ltd, ADR	$3,816,820

Internet & Catalog Retail — 11.5%
165,900	Amazon.com Inc †	12,183,696
231,662	Bidz.com Inc †	931,281
20,000	Blue Nile Inc †	603,000
193,245	Expedia Inc †	1,754,665
68,382	NetFlix Inc †	2,934,955
73,436	PetMed Express Inc †	1,210,225
84,366	priceline.com Inc †	6,646,354

		26,264,176

Total Consumer Discretionary		30,080,996

Financials — 1.4%
Insurance — 1.4%
198,000	eHealth Inc †	3,169,980

Industrials — 1.1%
Commercial Services & Supplies — 0.2%
359,786	Intermap Technologies Corp †	527,922

Professional Services — 0.9%
109,300	51job Inc, ADR †	754,170
149,750	Monster Worldwide Inc †	1,220,463

		1,974,633

Total Industrials		2,502,555

Information Technology — 84.3%
Communications Equipment — 7.8%
429,300	Cisco Systems Inc †	7,199,361
53,000	F5 Networks Inc †	1,110,350
83,300	Juniper Networks Inc †	1,254,498
180,000	QUALCOMM Inc	7,003,800
26,800	Research In Motion Ltd †	1,154,276

		17,722,285

Computers & Peripherals — 8.5%
86,350	Apple Inc †	9,077,112
200,000	EMC Corp/Massachusetts †	2,280,000
108,500	Hewlett-Packard Co	3,478,510
25,000	International Business Machines Corp	2,422,250
151,000	NetApp Inc †	2,240,840

		19,498,712

1

Information Technology Services — 1.5%
28,000	Computer Sciences Corp †	1,031,520
7,000	Mastercard Inc, Class A	1,172,360
69,000	NeuStar Inc, Class A †	1,155,750

		3,359,630

Internet Software & Services — 45.2%
303,300	Akamai Technologies Inc †	5,884,020
30,300	Alibaba.com Ltd †	28,069
40,400	Baidu Inc, ADR †	7,134,640
54,500	Bankrate Inc †	1,359,775
185,981	Digital River Inc †	5,545,953
566,101	eBay Inc †	7,110,229
66,800	Gmarket Inc, ADR †	1,096,188
33,368	Google Inc, Class A †	11,614,066
322,400	GSI Commerce Inc †	4,223,440
329,999	IAC/InterActiveCorp †	5,025,885
141,200	Knot Inc/The †	1,157,840
5,786	Mainstream Data Services Inc †,(d),(e),(f)	0
45,400	MercadoLibre Inc †	842,170
5,429,478	Move Inc †	7,872,743
214,100	Netease.com, ADR †	5,748,585
9,500	NHN Corp †	1,037,050
238,100	NIC Inc	1,238,120
226,000	Omniture Inc †	2,980,940
177,900	Sina Corp/China †	4,136,175
58,950	Sohu.com Inc †	2,435,225
272,200	Spark Networks Inc †	612,450
663,771	TechTarget Inc †	1,593,050
163,800	Tencent Holdings Ltd	1,215,196
482,740	TheStreet.com Inc	950,998
150,000	Valueclick Inc †	1,276,500
342,500	VeriSign Inc †	6,462,975
44,000	VistaPrint Ltd †	1,209,560
143,450	WebMD Health Corp, Class A †	3,198,935
787,880	Yahoo! Inc †	10,092,743

		103,083,520

Semiconductors & Semiconductor Equipment — 3.2%
105,000	Broadcom Corp, Class A †	2,097,900
245,000	Intel Corp	3,687,250
179,000	Marvell Technology Group Ltd †	1,639,640

		7,424,790

Software — 18.1%
147,000	BMC Software Inc †	4,851,000
323,800	Check Point Software Technologies †	7,191,598
112,500	McAfee Inc †	3,768,750
324,000	Microsoft Corp	5,951,880
141,900	Oracle Corp †	2,564,133

2

147,400	Red Hat Inc †	2,629,616
52,000	Salesforce.com Inc †	1,701,960
57,300	Shanda Interactive Entertainment Ltd, ADR †	2,265,069
1,049,266	SourceForge Inc †	870,891
308,000	Symantec Corp †	4,601,520
231,100	Synopsys Inc †	4,790,703

		41,187,120

Total Information Technology		192,276,057

TOTAL COMMON STOCKS
(Cost $365,329,802)		228,029,588

PREFERRED STOCK — 0.0%
(Cost $999,999)
Information Technology — 0.0%
Computers & Peripherals — 0.0%
444,444	Alacritech, Inc, Series C †,(d),(e),(f)	0

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $1,142,709)
1,142,709	Institutional Money Market Fund (g)	1,142,709

TOTAL INVESTMENTS
(Cost $367,472,510)(h)	100.5%	$229,172,297

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2009, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees

3

should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security valued at fair value as of March 31, 2009, in accordance with guidelines approved by the Board of Trustees (see note (c) above). At March 31, 2009, these securities represent $0, 0.0% of net assets.

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/01	$999,999
Mainstream Data Services, Inc.	08/29/00	213,440

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$11,755,606	$41,738,153	41,738,153	$52,351,050	52,351,050	$1,142,709	$45,502	$—

(h)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,719,236, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $145,019,449 and net depreciation for financial reporting purposes was $138,300,213. At March 31, 2009, aggregate cost for financial reporting purposes was $367,472,510.

(i)	Fair Valuations Measurement: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$229,172,297
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$229,172,297

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities
Balance as of 6/30/2008	$123,689
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(123,689)

Balance as of 3/31/2009	$— *

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

ABBREVIATION:
ADR — American Depositary Receipt

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.5%	$185,797,234
China	12.1	27,533,949
Israel	3.2	7,191,598
Bermuda	1.2	2,849,200
South Korea	0.9	2,133,239
Canada	0.7	1,682,198
Argentina	0.4	842,170

TOTAL COMMON STOCKS	100.0	228,029,588
PREFERRED STOCKS	0.0	0
INVESTMENT COMPANY SECURITY	0.5	1,142,709

TOTAL INVESTMENTS	100.5%	$229,172,297

5

Munder Large-Cap Growth Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(d)

COMMON STOCKS — 99.1%
Consumer Discretionary — 9.9%
Diversified Consumer Services — 3.2%
8,835	Apollo Group Inc, Class A †	$692,046
9,790	DeVry Inc	471,682
3,775	Strayer Education Inc	679,009

		1,842,737

Hotels, Restaurants & Leisure — 2.7%
19,410	McDonald’s Corp	1,059,204
23,190	WMS Industries Inc †	484,903

		1,544,107

Media — 1.5%
23,905	Comcast Corp, Class A Special	307,657
25,830	DIRECTV Group Inc/The †	588,666

		896,323

Multiline Retail — 1.1%
14,380	Dollar Tree Inc †	640,629

Specialty Retail — 1.4%
17,375	Buckle Inc/The	554,784
8,130	O’Reilly Automotive Inc †	284,631

		839,415

Total Consumer Discretionary		5,763,211

Consumer Staples — 14.8%
Beverages — 2.7%
16,360	Coca-Cola Co/The	719,022
17,235	PepsiCo Inc/NC	887,258

		1,606,280

Food & Staples Retailing — 3.9%
30,120	Kroger Co/The	639,146
25,335	Wal-Mart Stores Inc	1,319,954
11,410	Walgreen Co	296,204

		2,255,304

Food Products — 2.6%
19,050	Flowers Foods Inc	447,294
17,620	Kellogg Co	645,420
7,660	Ralcorp Holdings Inc †	412,721

		1,505,435

1

Household Products — 3.6%
11,235	Church & Dwight Co Inc	586,804
15,905	Colgate-Palmolive Co	938,077
12,059	Procter & Gamble Co/The	567,858

		2,092,739

Tobacco — 2.0%
32,685	Philip Morris International Inc	1,162,932

Total Consumer Staples		8,622,690

Energy — 8.3%
Energy Equipment & Services — 4.9%
7,625	Core Laboratories NV	557,845
10,790	Diamond Offshore Drilling Inc	678,260
21,740	National Oilwell Varco Inc †	624,155
16,460	Schlumberger Ltd	668,605
6,205	Transocean Ltd †	365,102

		2,893,967

Oil, Gas & Consumable Fuels — 3.4%
5,475	Chevron Corp	368,139
10,440	Exxon Mobil Corp	710,964
10,960	Occidental Petroleum Corp	609,924
11,015	Peabody Energy Corp	275,816

		1,964,843

Total Energy		4,858,810

Financials — 2.8%
Capital Markets — 1.2%
6,650	Northern Trust Corp	397,803
22,745	TD Ameritrade Holding Corp †	314,108

		711,911

Commercial Banks — 0.6%
6,730	Credicorp Ltd	315,233

Real Estate Investment Trusts (REITs) — 1.0%
21,305	Annaly Capital Management Inc	295,500
8,830	Digital Realty Trust Inc	292,980

		588,480

Total Financials		1,615,624

Health Care — 16.7%
Biotechnology — 3.4%
6,530	Biogen Idec Inc †	342,303
11,485	Celgene Corp †	509,934
24,560	Gilead Sciences Inc †	1,137,619

		1,989,856

2

Health Care Equipment & Supplies — 3.1%
20,225	Baxter International Inc	1,035,924
7,485	Edwards Lifesciences Corp †	453,816
10,065	Medtronic Inc	296,616

		1,786,356

Health Care Providers & Services — 3.3%
7,995	Amedisys Inc †	219,782
14,295	Express Scripts Inc †	660,000
25,890	Medco Health Solutions Inc †	1,070,293

		1,950,075

Pharmaceuticals — 6.9%
35,850	Abbott Laboratories	1,710,045
47,740	Bristol-Myers Squibb Co	1,046,461
11,483	Johnson & Johnson	604,006
14,850	Teva Pharmaceutical Industries Ltd, ADR	668,992

		4,029,504

Total Health Care		9,755,791

Industrials — 11.0%
Aerospace & Defense — 1.4%
19,415	United Technologies Corp	834,457

Air Freight & Logistics — 0.8%
9,890	United Parcel Service Inc, Class B	486,786

Construction & Engineering — 2.0%
23,165	Aecom Technology Corp †	604,143
14,895	Jacobs Engineering Group Inc †	575,841

		1,179,984

Electrical Equipment — 2.6%
27,310	ABB Ltd, ADR	380,701
16,265	AMETEK Inc	508,607
4,805	First Solar Inc †	637,623

		1,526,931

Industrial Conglomerates — 0.9%
10,250	3M Co	509,630

Machinery — 0.8%
7,970	Flowserve Corp	447,276

Professional Services — 1.0%
14,290	IHS Inc, Class A †	588,462

Road & Rail — 1.5%
7,090	Burlington Northern Santa Fe Corp	426,464
10,065	Union Pacific Corp	413,772

		840,236

Total Industrials		6,413,762

3

Information Technology — 32.0%
Communications Equipment — 6.1%
91,487	Cisco Systems Inc †	1,534,237
10,425	Harris Corp	301,699
31,465	QUALCOMM Inc	1,224,303
11,770	Research In Motion Ltd †	506,934

		3,567,173

Computers & Peripherals — 9.6%
17,860	Apple Inc †	1,877,443
50,005	Hewlett-Packard Co	1,603,160
21,970	International Business Machines Corp	2,128,674

		5,609,277

Electronic Equipment & Instruments — 1.0%
27,390	FLIR Systems Inc †	560,947

Information Technology Services — 0.8%
12,870	Alliance Data Systems Corp †	475,546

Internet Software & Services — 6.3%
3,295	Baidu Inc, ADR †	581,897
4,075	Google Inc, Class A †	1,418,344
30,475	Netease.com, ADR †	818,254
24,965	Open Text Corp †	859,795

		3,678,290

Semiconductors & Semiconductor Equipment — 2.8%
108,675	Intel Corp	1,635,559

Software — 5.4%
117,550	Microsoft Corp	2,159,394
55,030	Oracle Corp †	994,392

		3,153,786

Total Information Technology		18,680,578

Materials — 3.6%
Chemicals — 2.6%
6,915	FMC Corp	298,313
7,650	Monsanto Co	635,715
8,170	Praxair Inc	549,760

		1,483,788

Containers & Packaging — 1.0%
26,100	Crown Holdings Inc †	593,253

Total Materials		2,077,041

TOTAL COMMON STOCKS
(Cost $64,354,203)		57,787,507

TOTAL INVESTMENTS
(Cost $64,354,203)(c)	99.1%	$57,787,507

4

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, securities are recorded on a trade date basis.

(c)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,503,683, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,070,379 and net depreciation for financial reporting purposes was $6,566,696. At March 31, 2009, aggregate cost for financial reporting purposes was $64,354,203.

(d)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$57,787,507
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$57,787,507

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.5%	$52,732,753
China	2.4	1,400,151
Canada	2.3	1,366,728
Switzerland	1.3	745,804
Israel	1.1	668,993
Netherlands	1.0	557,845
Peru	0.5	315,233

TOTAL COMMON STOCKS	99.1	57,787,507

TOTAL INVESTMENTS	99.1%	$57,787,507

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares	Value(b),(d)

COMMON STOCKS — 98.7%
Consumer Discretionary — 7.6%
Hotels, Restaurants & Leisure — 1.1%
13,190	McDonald’s Corp	$719,778

Leisure Equipment & Products — 1.6%
39,765	Hasbro Inc	996,909

Media — 2.7%
67,288	Comcast Corp, Class A Special	865,997
25,225	Omnicom Group Inc	590,265
2,971	Time Warner Cable Inc	73,681
11,838	Time Warner Inc	228,473

		1,758,416

Specialty Retail — 1.3%
22,800	Best Buy Co Inc	865,488

Textiles, Apparel & Luxury Goods — 0.9%
33,510	Coach Inc †	559,617

Total Consumer Discretionary		4,900,208

Consumer Staples — 10.8%
Beverages — 1.2%
14,545	PepsiCo Inc	748,777

Food & Staples Retailing — 4.0%
67,215	CVS Caremark Corp	1,847,740
13,920	Wal-Mart Stores Inc	725,232

		2,572,972

Food Products — 2.2%
16,260	General Mills Inc	811,049
15,450	JM Smucker Co/The	575,821

		1,386,870

Household Products — 3.4%
9,800	Kimberly-Clark Corp	451,878
37,025	Procter & Gamble Co/The	1,743,507

		2,195,385

Total Consumer Staples		6,904,004

Energy — 16.4%
Oil, Gas & Consumable Fuels — 16.4%
19,765	Apache Corp	1,266,739
37,150	Chevron Corp	2,497,966
54,864	Exxon Mobil Corp	3,736,238
36,790	Marathon Oil Corp	967,209

1

17,275	Occidental Petroleum Corp	961,354
10,745	Total SA, ADR	527,150
18,950	XTO Energy Inc	580,249

Total Energy		10,536,905

Financials — 19.4%
Capital Markets — 2.9%
38,800	Bank of New York Mellon Corp/The	1,096,100
4,520	Goldman Sachs Group Inc/The	479,211
13,920	Morgan Stanley	316,958

		1,892,269

Commercial Banks — 2.2%
22,570	PNC Financial Services Group Inc	661,075
51,310	US Bancorp	749,639

		1,410,714

Diversified Financial Services — 3.5%
84,249	JPMorgan Chase & Co	2,239,339

Insurance — 8.6%
20,911	ACE Ltd	844,804
12,110	AON Corp	494,330
15,170	Arch Capital Group Ltd †	817,056
32,905	Assurant Inc	716,671
40,465	Axis Capital Holdings Ltd	912,081
12,030	Chubb Corp	509,110
13,260	Reinsurance Group of America Inc	429,491
20,240	Travelers Cos Inc/The	822,554

		5,546,097

Real Estate Investment Trusts (REITs) — 2.2%
99,915	Annaly Capital Management Inc	1,385,821

Total Financials		12,474,240

Health Care — 15.3%
Biotechnology — 1.7%
21,760	Amgen Inc †	1,077,555

Health Care Equipment & Supplies — 0.7%
11,480	St Jude Medical Inc †	417,068

Health Care Providers & Services — 1.1%
20,960	McKesson Corp	734,439

Life Sciences Tools & Services — 1.4%
24,860	Thermo Fisher Scientific Inc †	886,756

Pharmaceuticals — 10.4%
25,820	Abbott Laboratories	1,231,614
37,380	Johnson & Johnson	1,966,188
98,525	Pfizer Inc	1,341,911

2

28,005	Teva Pharmaceutical Industries Ltd, ADR	1,261,625
20,670	Wyeth	889,637

		6,690,975

Total Health Care		9,806,793

Industrials — 7.2%
Aerospace & Defense — 1.1%
16,688	United Technologies Corp	717,250

Construction & Engineering — 0.8%
20,690	Aecom Technology Corp †	539,595

Electrical Equipment — 0.5%
14,350	General Cable Corp †	284,417

Industrial Conglomerates — 1.9%
116,885	General Electric Co	1,181,708

Machinery — 2.9%
15,500	Cummins Inc	394,475
8,870	Danaher Corp	480,931
8,700	Eaton Corp	320,682
25,380	Wabtec Corp	669,525

		1,865,613

Total Industrials		4,588,583

Information Technology — 4.3%
Computers & Peripherals — 1.5%
12,970	Hewlett-Packard Co	415,818
5,750	International Business Machines Corp	557,118

		972,936

Software — 2.8%
35,004	Check Point Software Technologies †	777,439
19,935	Oracle Corp	360,225
44,010	Symantec Corp †	657,509

		1,795,173

Total Information Technology		2,768,109

Materials — 3.3%
Chemicals — 2.7%
10,640	BASF SE, ADR	322,286
7,535	PPG Industries Inc	278,041
16,868	Praxair Inc	1,135,048

		1,735,375

Metals & Mining — 0.6%
9,910	Freeport-McMoRan Copper & Gold Inc	377,670

Total Materials		2,113,045

3

Telecommunication Services — 7.6%
Diversified Telecommunication Services — 7.6%
125,565	AT&T Inc	3,164,238
19,120	CenturyTel Inc	537,654
39,915	Verizon Communications Inc	1,205,433

Total Telecommunication Services		4,907,325

Utilities — 6.8%
Electric Utilities — 4.9%
14,310	American Electric Power Co Inc	361,471
20,338	Duke Energy Corp	291,240
7,805	Edison International	224,862
12,747	Exelon Corp	578,586
12,370	FirstEnergy Corp	477,482
9,268	FPL Group Inc	470,166
18,670	Northeast Utilities	403,085
11,555	Southern Co/The	353,814

		3,160,706

Gas Utilities — 1.4%
8,461	EQT CORP	265,083
20,510	Questar Corp	603,610

		868,693

Multi-Utilities — 0.5%
7,647	Wisconsin Energy Corp	314,827

Total Utilities		4,344,226

TOTAL COMMON STOCKS
(Cost $72,593,345)		63,343,438

TOTAL INVESTMENTS
(Cost $72,593,345)(c)	98.7%	$63,343,438

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depository receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of

4

Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,143,900, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $15,393,807 and net depreciation for financial reporting purposes was $9,249,907. At March 31, 2009, aggregate cost for financial reporting purposes was $72,593,345.

(d)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$63,343,438
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$63,343,438

ABBREVIATION:
ADR	— American Depositary Receipt

5

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.2%	$57,880,997
Israel	3.2	2,039,064
Bermuda	2.7	1,729,137
Switzerland	1.3	844,804
France	0.8	527,150
Germany	0.5	322,286

TOTAL COMMON STOCKS	98.7	63,343,438

TOTAL INVESTMENTS	98.7%	$63,343,438

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(i)

COMMON STOCKS — 95.0%
Consumer Discretionary — 8.5%
Auto Components — 2.3%
469,493	Spartan Motors Inc	$1,887,362

Hotels, Restaurants & Leisure — 0.3%
174,000	Century Casinos Inc †	269,700

Internet & Catalog Retail — 1.0%
47,200	PetMed Express Inc †	777,856

Leisure Equipment & Products — 0.7%
103,100	Sport Supply Group Inc	589,732

Specialty Retail — 1.3%
22,000	Cato Corp/The, Class A	402,160
32,200	Hibbett Sports Inc †	618,884

		1,021,044

Textiles, Apparel & Luxury Goods — 2.9%
201,300	FGX International Holdings Ltd †	2,339,106

Total Consumer Discretionary		6,884,800

Consumer Staples — 1.2%
Food & Staples Retailing — 1.2%
62,856	Spartan Stores Inc	968,611

Energy — 5.3%
Energy Equipment & Services — 4.2%
261,500	Mitcham Industries Inc †	996,315
142,600	Mullen Group Income Fund	1,031,497
106,000	Pason Systems Inc	800,381
61,900	Willbros Group Inc †	600,430

		3,428,623

Oil, Gas & Consumable Fuels — 1.1%
100,887	Atlas America Inc	882,761

Total Energy		4,311,384

Financials — 27.1%
Capital Markets — 1.6%
268,700	JMP Group Inc	1,292,447

Commercial Banks — 3.2%
25,100	Bank of Marin Bancorp	539,901
70,500	Bank of the Ozarks Inc	1,627,140
35,900	Pacific Continental Corp	417,876

		2,584,917

1

Consumer Finance — 2.2%
27,000	Cash America International Inc	422,820
117,300	Ezcorp Inc, Class A †	1,357,161

		1,779,981

Diversified Financial Services — 0.6%
50,300	Compass Diversified Holdings	448,676

Insurance — 6.9%
124,700	Amerisafe Inc †	1,910,404
307,500	Meadowbrook Insurance Group Inc	1,875,750
73,601	Tower Group Inc	1,812,793

		5,598,947

Real Estate Investment Trusts (REITs) — 12.6%
103,700	American Capital Agency Corp	1,774,307
352,100	Ashford Hospitality Trust Inc	542,234
111,700	Associated Estates Realty Corp	634,456
150,000	Capstead Mortgage Corp	1,611,000
61,500	Corporate Office Properties Trust SBI MD	1,527,045
150,000	DuPont Fabros Technology Inc	1,032,000
374,300	Hersha Hospitality Trust	711,170
52,334	JER Investors Trust Inc	34,017
173,100	Medical Properties Trust Inc	631,815
580,656	NorthStar Realty Finance Corp	1,347,122
265,689	RAIT Financial Trust	324,140

		10,169,306

Real Estate Management & Development — 0.0%#
26,210	Star Asia Fin Ltd, 144A (c),(d),(e),(f)	33,287

Total Financials		21,907,561

Health Care — 11.4%
Health Care Equipment & Supplies — 2.5%
94,215	Neogen Corp †	2,056,714

Health Care Providers & Services — 3.6%
48,800	Air Methods Corp †	825,208
11,800	Landauer Inc	598,024
14,600	MWI Veterinary Supply Inc †	415,808
97,000	Psychemedics Corp	549,020
52,200	US Physical Therapy Inc †	505,296

		2,893,356

Health Care Technology — 2.1%
74,245	Starlims Technologies Ltd	380,134
60,600	SXC Health Solutions Corp †	1,305,324

		1,685,458

Life Sciences Tools & Services — 1.6%
189,848	Medtox Scientific Inc †	1,287,169

2

Pharmaceuticals — 1.6%
76,300	Matrixx Initiatives Inc †	1,251,320

Total Health Care		9,174,017

Industrials — 24.2%
Aerospace & Defense — 0.9%
15,000	Aerovironment Inc †	313,500
71,500	HI Shear Technology Corp	439,725

		753,225

Airlines — 0.5%
58,815	Republic Airways Holdings Inc †	381,121

Building Products — 1.2%
51,550	AAON Inc	934,086

Commercial Services & Supplies — 2.9%
90,800	ATC Technology Corp/IL †	1,016,960
115,318	Horizon North Logistics Inc †	66,312
110,720	Team Inc †	1,297,638

		2,380,910

Construction & Engineering — 3.6%
134,700	MYR Group Inc †	2,054,175
62,900	Orion Marine Group Inc †	823,990

		2,878,165

Electrical Equipment — 1.9%
37,200	AZZ Inc †	981,708
32,800	Jinpan International Ltd	552,680

		1,534,388

Industrial Conglomerates — 0.5%
20,100	Raven Industries Inc	417,678

Machinery — 4.5%
29,740	Actuant Corp, Class A	307,214
38,300	Dynamic Materials Corp	350,828
42,800	Middleby Corp †	1,388,004
92,200	Portec Rail Products Inc	585,470
65,600	RBC Bearings Inc †	1,002,368

		3,633,884

Professional Services — 3.6%
74,400	Barrett Business Services Inc	715,728
24,300	Exponent Inc †	615,519
53,442	Stantec Inc †	972,645
22,600	VSE Corp	603,420

		2,907,312

3

Road & Rail — 2.2%
29,174	Genesee & Wyoming Inc, Class A †	619,947
47,820	Old Dominion Freight Line Inc †	1,123,292

		1,743,239

Trading Companies & Distributors — 2.4%
137,150	Rush Enterprises Inc, Class B †	1,073,885
99,800	Titan Machinery Inc †	897,202

		1,971,087

Total Industrials		19,535,095

Information Technology — 13.8%
Communications Equipment — 0.6%
59,100	Digi International Inc †	453,297

Computers & Peripherals — 1.6%
95,885	Rimage Corp †	1,280,065

Electronic Equipment & Instruments — 2.1%
300,100	TTM Technologies Inc †	1,740,580

Information Technology Services — 1.6%
31,100	Mantech International Corp, Class A †	1,303,090

Internet Software & Services — 2.6%
72,200	j2 Global Communications Inc †	1,580,458
279,400	TheStreet.com Inc	550,418

		2,130,876

Semiconductors & Semiconductor Equipment — 1.7%
77,173	Diodes Inc †	818,805
18,300	NVE Corp †	527,223

		1,346,028

Software — 3.6%
108,360	Computer Modelling Group Ltd	794,995
28,759	Digimarc Corp †	279,538
228,900	Smith Micro Software Inc †	1,197,147
66,900	TeleCommunication Systems Inc, Class A †	613,473

		2,885,153

Total Information Technology		11,139,089

Materials — 3.5%
Chemicals — 1.9%
63,600	Koppers Holdings Inc	923,472
114,175	Landec Corp †	635,955

		1,559,427

Metals & Mining — 1.1%
168,800	Horsehead Holding Corp, †	928,400

4

Paper & Forest Products — 0.5%
58,700	Glatfelter	366,288

Total Materials		2,854,115

TOTAL COMMON STOCKS
(Cost $101,232,117)		76,774,672

LIMITED PARTNERSHIP — 0.3%
(Cost $2,735,980)
Financials — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership (c),(e),(f)	287,300

INVESTMENT COMPANY SECURITIES — 3.5%
Financials — 2.6%
Capital Markets — 2.6%
144,549	Main Street Capital Corp	1,442,599
15,937	NGP Capital Resources Co	79,207
299,187	Patriot Capital Funding Inc	547,512

		2,069,318

Multi-Sector — 0.9%
Multi-Industry — 0.9%
740,440	Institutional Money Market Fund (g)	740,440

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $6,494,759)		2,809,758

TOTAL INVESTMENTS
(Cost $110,462,856)(h)	98.8%	$79,871,730

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation,

5

company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Security valued at fair value as of March 31, 2009, in accordance with guidelines approved by the Board of Trustees (see note (b) above). At March 31, 2009, these securities represent $320,587, 0.4% of net assets.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At March 31, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $320,587, 0.4% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,735,980
Star Asia Fin Ltd, 144A	02/22/07	2,621,000

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	06/30/08	Cost	Shares	Cost	Shares	03/31/09	Income	Gain /(Loss)

Institutional Money Market Fund	$635,669	$26,336,309	26,336,309	$26,231,538	26,231,538	$740,440	$14,249	$—

(h)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,259,372, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $44,850,498 and net depreciation for financial reporting purposes was $30,591,126. At March 31, 2009, aggregate cost for financial reporting purposes was $110,462,856.

(i)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$79,551,143
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	320,587

Total	$79,871,730

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$3,618,750
Transfers in and/or out of Level 3	(1,580,700)
Net purchases/(sales)	(221,367)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(1,998,833)
Change in unrealized appreciation/(depreciation)	502,737

Balance as of 3/31/2009	$320,587

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.7%	$68,498,311
Canada	6.2	4,971,153
British Virgin Islands	2.9	2,339,106
China	0.7	552,680
Israel	0.5	380,135
Guernsey	0.0 #	33,287

TOTAL COMMON STOCKS	95.0	76,774,672
LIMITED PARTNERSHIP	0.3	287,300
INVESTMENT COMPANY SECURITIES	3.5	2,809,758

TOTAL INVESTMENTS	98.8%	$79,871,730

#	Amount represents less than 0.05% of the net assets.

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 95.1%
Consumer Discretionary — 14.0%
Distributors — 3.0%
922,800	Genuine Parts Co	$27,554,808
4,057,000	LKQ Corp †	57,893,390

		85,448,198

Diversified Consumer Services — 0.9%
517,450	New Oriental Education & Technology Group, ADR †	26,001,863

Hotels, Restaurants & Leisure — 1.3%
1,537,600	Burger King Holdings Inc	35,287,920
69,300	Penn National Gaming Inc †	1,673,595

		36,961,515

Household Durables — 1.2%
490,750	Snap-On Inc	12,317,825
1,326,475	Tupperware Brands Corp	22,536,810

		34,854,635

Media — 1.7%
1,014,637	Discovery Communications Inc, Class A †	16,254,485
1,025,437	Discovery Communications Inc, Class C †	15,022,652
560,700	Morningstar Inc †	19,147,905

		50,425,042

Specialty Retail — 5.3%
1,171,775	Aaron Rents Inc	31,239,521
1,209,645	GameStop Corp, Class A †	33,894,253
1,002,700	Guess? Inc	21,136,916
1,853,900	O’Reilly Automotive Inc †	64,905,039

		151,175,729

Textiles, Apparel & Luxury Goods — 0.6%
2,081,825	Gildan Activewear Inc †	16,862,782
4,975	Wolverine World Wide Inc	77,511

		16,940,293

Total Consumer Discretionary		401,807,275

Consumer Staples — 4.0%
Beverages — 0.4%
1,139,100	Central European Distribution Corp †	12,256,716

Food Products — 2.4%
1,706,300	Flowers Foods Inc	40,063,924
762,400	JM Smucker Co/The	28,414,648

		68,478,572

1

Household Products — 1.2%
670,575	Church & Dwight Co Inc	35,024,132

Total Consumer Staples		115,759,420

Energy — 5.6%
Energy Equipment & Services — 3.0%
576,825	Core Laboratories NV	42,200,517
866,675	Oceaneering International Inc †	31,954,307
897,205	Oil States International Inc †	12,040,491

		86,195,315

Oil, Gas & Consumable Fuels — 2.6%
648,125	Arena Resources Inc †	16,514,225
1,493,700	Atlas America Inc	13,069,875
1,018,700	Denbury Resources Inc †	15,137,882

603,925	Enbridge Inc	17,393,040

398,285	Southwestern Energy Co †	11,825,082

		73,940,104

Total Energy		160,135,419

Financials — 15.3%
Capital Markets — 3.7%
161,410	BlackRock Inc	20,989,756
1,382,050	Eaton Vance Corp	31,579,843
3,861,525	TD Ameritrade Holding Corp †	53,327,660

		105,897,259

Commercial Banks — 1.3%
247,550	HDFC Bank Ltd, ADR	15,083,222
775,975	Signature Bank/New York NY †	21,905,774

		36,988,996

Insurance — 4.2%
657,300	AON Corp	26,830,986
1,936,200	Axis Capital Holdings Ltd	43,641,948
1,064,800	ProAssurance Corp †	49,640,976

		120,113,910

Real Estate Investment Trusts (REITs) — 6.1%
529,900	Alexandria Real Estate Equities Inc	19,288,360
4,580,700	Annaly Capital Management Inc	63,534,309
1,012,300	Corporate Office Properties Trust SBI MD	25,135,409
1,252,525	Digital Realty Trust Inc	41,558,779
458,750	Essex Property Trust Inc	26,304,725

		175,821,582

Total Financials		438,821,747

2

Health Care — 11.4%
Biotechnology — 1.5%
2,603,925	BioMarin Pharmaceutical Inc †	32,158,474
1,623,816	Cepheid Inc †	11,204,330

		43,362,804

Health Care Equipment & Supplies — 5.3%
787,850	Haemonetics Corp †	43,394,778
1,175,333	Hologic Inc †	15,385,109
317,250	Masimo Corp †	9,193,905
1,158,700	ResMed Inc †	40,948,458
1,302,825	West Pharmaceutical Services Inc	42,745,688

		151,667,938

Health Care Providers & Services — 4.2%
824,350	DaVita Inc †	36,230,183
678,000	Express Scripts Inc †	31,303,260
604,715	Laboratory Corp of America Holdings †	35,369,780
1,105,300	Psychiatric Solutions Inc †	17,386,369

		120,289,592

Life Sciences Tools & Services — 0.4%
184,975	Techne Corp	10,119,983

Total Health Care		325,440,317

Industrials — 13.5%
Aerospace & Defense — 1.4%
606,480	L-3 Communications Holdings Inc	41,119,344

Commercial Services & Supplies — 4.3%
2,624,125	Corrections Corp of America †	33,615,041
268,996	Interface Inc, Class A	804,298
2,368,900	Ritchie Bros Auctioneers Inc	44,037,851
966,525	Stericycle Inc †	46,132,239

		124,589,429

Construction & Engineering — 1.2%
878,325	URS Corp †	35,493,113

Electrical Equipment — 1.1%
1,757,710	American Superconductor Corp †	30,425,960

Machinery — 3.6%
481,900	AGCO Corp †	9,445,240
92,617	Eaton Corp	3,413,863
615,000	Flowserve Corp	34,513,800
436,500	Kaydon Corp	11,929,545
578,225	Lincoln Electric Holdings Inc	18,323,950
482,250	Valmont Industries Inc	24,213,772

		101,840,170

Professional Services — 1.6%
1,087,150	IHS Inc, Class A †	44,768,837

3

Road & Rail — 0.3%
745,229	Kansas City Southern †	9,471,861

Total Industrials		387,708,714

Information Technology — 15.8%
Electronic Equipment & Instruments — 1.3%
786,213	Itron Inc †	37,227,186

Information Technology Services — 3.0%
2,380,260	Cognizant Technology Solutions Corp, Class A †	49,485,605
974,675	Fiserv Inc †	35,536,651

		85,022,256

Internet Software & Services — 0.7%
975,300	Akamai Technologies Inc †	18,920,820

Semiconductors & Semiconductor Equipment — 2.4%
1,419,150	Cree Inc †	33,392,599
1,751,600	Microchip Technology Inc	37,116,404

		70,509,003

Software — 8.4%
1,595,275	Check Point Software Technologies †	35,431,058
821,900	Factset Research Systems Inc	41,086,781
1,704,975	McAfee Inc †	57,116,662
1,423,700	Micros Systems Inc †	26,694,375
1,745,775	Solera Holdings Inc †	43,260,304
1,277,450	Sybase Inc †	38,693,961

		242,283,141

Total Information Technology		453,962,406

Materials — 4.2%
Chemicals — 4.0%
1,757,925	Airgas Inc	59,435,444
1,266,545	FMC Corp	54,638,752

		114,074,196

Metals & Mining — 0.2%
127,925	Compass Minerals International Inc	7,211,132

Total Materials		121,285,328

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
1,429,650	American Tower Corp, Class A †	43,504,250
1,077,850	NII Holdings Inc †	16,167,750

Total Telecommunication Services		59,672,000

4

Utilities — 9.2%
Electric Utilities — 4.3%
1,115,000	ITC Holdings Corp	48,636,300
2,674,700	Northeast Utilities	57,746,773
954,913	Portland General Electric Co	16,796,920

		123,179,993

Gas Utilities — 2.0%
1,813,540	EQT CORP	56,818,208

Multi-Utilities — 2.9%
2,140,825	NorthWestern Corp (c)	45,984,921
943,850	Wisconsin Energy Corp	38,858,304

		84,843,225

Total Utilities		264,841,426

TOTAL COMMON STOCKS
(Cost $3,544,562,072)		2,729,434,052

INVESTMENT COMPANY SECURITIES — 5.0%

(Cost $136,903,603)
25,474,140	Institutional Money Market Fund (c)	25,474,140
1,323,960	Midcap SPDR Trust Series 1	117,369,054

		142,843,194

TOTAL INVESTMENTS
(Cost $3,681,465,675)(d)	100.1%	$2,872,277,246

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity

5

markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities and any company that is under common control with the Fund. At March 31, 2009, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$35,517,861	$709,293,812	709,293,812	$719,337,533	719,337,533	$25,474,140	$295,635	$—
NorthWestern Corporation*	22,550,082	33,015,370	1,436,525	3,661,509	182,800	45,984,921	1,748,514	(1,615,028)

*	Not affiliated at June 30, 2008.

(d)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $122,680,805, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $931,869,234 and net depreciation for financial reporting purposes was $809,188,429. At March 31, 2009, aggregate cost for financial reporting purposes was $3,681,465,675.

(e)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$2,872,277,246
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$2,872,277,246

ABBREVIATION:
ADR	— American Depositary Receipt

6

At March 31, 2009 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.8%	$2,488,781,772
Canada	2.7	78,293,673
Bermuda	1.5	43,641,948
Netherlands	1.5	42,200,517
Israel	1.2	35,431,058
China	0.9	26,001,862
India	0.5	15,083,222

TOTAL COMMON STOCKS	95.1	2,729,434,052
INVESTMENT COMPANY SECURITIES	5.0	142,843,194

TOTAL INVESTMENTS	100.1%	$2,872,277,246

7

Munder Multi-Cap Growth Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 101.3%
Consumer Discretionary — 13.7%
Diversified Consumer Services — 2.7%
210	Apollo Group Inc, Class A †	$16,449
85	Strayer Education Inc	15,289

		31,738

Hotels, Restaurants & Leisure — 2.4%
210	McDonald’s Corp	11,460
765	WMS Industries Inc †	15,996

		27,456

Internet & Catalog Retail — 3.2%
480	NetFlix Inc †	20,601
220	priceline.com Inc †	17,332

		37,933

Media — 0.7%
650	Comcast Corp, Class A Special	8,366

Specialty Retail — 4.7%
110	AutoZone Inc †	17,888
652	Buckle Inc/The	20,818
2,870	Sally Beauty Holdings Inc †	16,302

		55,008

Total Consumer Discretionary		160,501

Consumer Staples — 8.8%
Beverages — 1.1%
250	PepsiCo Inc	12,870

Food & Staples Retailing — 2.1%
275	CVS Caremark Corp	7,560
320	Wal-Mart Stores Inc	16,672

		24,232

Food Products — 3.0%
780	Flowers Foods Inc	18,314
310	Ralcorp Holdings Inc †	16,703

		35,017

Personal Products — 1.3%
275	Chattem Inc †	15,414

Tobacco — 1.3%
445	Philip Morris International Inc	15,833

Total Consumer Staples		103,366

1

Energy — 10.2%
Energy Equipment & Services — 1.4%
255	Diamond Offshore Drilling Inc	16,029

Oil, Gas & Consumable Fuels — 8.8%
575	Chevron Corp	38,663
735	Exxon Mobil Corp	50,053
485	World Fuel Services Corp	15,341

		104,057

Total Energy		120,086

Financials — 8.9%
Capital Markets — 2.6%
495	Bank of New York Mellon Corp/The	13,984
480	Charles Schwab Corp/The	7,440
85	Goldman Sachs Group Inc/The	9,011

		30,435

Commercial Banks — 0.8%
650	Wells Fargo & Co	9,256

Diversified Financial Services — 1.4%
615	JPMorgan Chase & Co	16,347

Real Estate Investment Trusts (REITs) — 3.0%
1,225	Annaly Capital Management Inc	16,991
540	Digital Realty Trust Inc	17,917

		34,908

Thrifts & Mortgage Finance — 1.1%
1,130	Hudson City Bancorp Inc	13,210

Total Financials		104,156

Health Care — 17.3%
Biotechnology — 4.8%
335	Biogen Idec Inc †	17,561
345	Celgene Corp †	15,318
525	Gilead Sciences Inc †	24,318

		57,197

Health Care Equipment & Supplies — 2.3%
210	Baxter International Inc	10,756
275	Edwards Lifesciences Corp †	16,673

		27,429

Health Care Providers & Services — 5.0%
610	Amedisys Inc †	16,769
295	Express Scripts Inc †	13,620
445	Medco Health Solutions Inc †	18,397
610	Psychiatric Solutions Inc †	9,595

		58,381

2

Pharmaceuticals — 5.2%
350	Abbott Laboratories	16,695
550	Bristol-Myers Squibb Co	12,056
305	Johnson & Johnson	16,043
355	Teva Pharmaceutical Industries Ltd, ADR	15,993

		60,787

Total Health Care		203,794

Industrials — 7.9%
Aerospace & Defense — 4.2%
410	Elbit Systems Ltd	19,774
360	Raytheon Co	14,019
355	United Technologies Corp	15,258

		49,051

Construction & Engineering — 1.5%
690	Aecom Technology Corp †	17,995

Electrical Equipment — 1.6%
145	First Solar Inc †	19,241

Industrial Conglomerates — 0.6%
635	General Electric Co	6,420

Total Industrials		92,707

Information Technology — 25.2%
Communications Equipment — 4.0%
900	Cisco Systems Inc †	15,093
610	Harris Corp	17,653
350	QUALCOMM Inc	13,619

		46,365

Computers & Peripherals — 3.7%
135	Apple Inc †	14,191
350	Hewlett-Packard Co	11,221
185	International Business Machines Corp	17,925

		43,337

Electronic Equipment & Instruments — 1.4%
805	FLIR Systems Inc †	16,486

Information Technology Services — 3.1%
495	Alliance Data Systems Corp †	18,290
110	Mastercard Inc, Class A	18,423

		36,713

Internet Software & Services — 6.5%
115	Baidu Inc, ADR †	20,309
50	Google Inc, Class A †	17,403
735	Netease.com, ADR †	19,735
550	Open Text Corp †	18,942

		76,389

3

Semiconductors & Semiconductor Equipment — 1.1%
860	Intel Corp	12,943

Software — 5.4%
700	Microsoft Corp	12,859
830	Oracle Corp †	14,998
385	Quality Systems Inc	17,316
460	Shanda Interactive Entertainment Ltd, ADR †	18,184

		63,357

Total Information Technology		295,590

Materials — 8.0%
Chemicals — 2.4%
440	FMC Corp	18,982
105	Monsanto Co	8,725

		27,707

Containers & Packaging — 4.2%
755	Crown Holdings Inc †	17,161
545	Rock-Tenn Co, Class A	14,742
340	Silgan Holdings Inc	17,864

		49,767

Metals & Mining — 1.4%
300	Compass Minerals International Inc	16,911

Total Materials		94,385

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
615	AT&T Inc	15,498

TOTAL COMMON STOCKS
(Cost $1,317,659)		1,190,083

INVESTMENT COMPANY SECURITY — 3.2%
(Cost $37,349)
37,349	Institutional Money Market Fund (c)	37,349

TOTAL INVESTMENTS
(Cost $1,355,008)(d)	104.5%	$1,227,432

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or

4

less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, securities are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$—	$2,560,905	2,560,905	$2,523,556	2,523,556	$37,349	$1,022	$—

(d)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $41,415, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $168,991 and net depreciation for financial reporting purposes was $127,576. At March 31, 2009, aggregate cost for financial reporting purposes was $1,355,008.

(e)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$1,227,432
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,227,432

5

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.7%	$1,077,146
China	5.0	58,228
Israel	3.0	35,767
Canada	1.6	18,942

TOTAL COMMON STOCKS	101.3	1,190,083
INVESTMENT COMPANY SECURITY	3.2	37,349

TOTAL INVESTMENTS	104.5%	$1,227,432

6

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Shares		Value(b),(d)

COMMON STOCKS — 100.4%
Consumer Discretionary — 13.6%
Auto Components — 1.8%
704,409	Spartan Motors Inc	$2,831,724

Hotels, Restaurants & Leisure — 3.9%
201,520	Bally Technologies Inc †	3,711,998
98,970	Penn National Gaming Inc †	2,390,126

		6,102,124

Household Durables — 2.1%
281,270	Tempur-Pedic International Inc	2,053,271
71,100	Tupperware Brands Corp	1,207,989

		3,261,260

Internet & Catalog Retail — 0.5%
52,600	PetMed Express Inc †	866,848

Specialty Retail — 1.5%
68,210	Hibbett Sports Inc †	1,310,996
113,410	Penske Auto Group Inc	1,058,116

		2,369,112

Textiles, Apparel & Luxury Goods — 3.8%
14,490	Deckers Outdoor Corp †	768,550
298,320	FGX International Holdings Ltd †	3,466,478
117,590	Wolverine World Wide Inc	1,832,052

		6,067,080

Total Consumer Discretionary		21,498,148

Consumer Staples — 3.4%
Food & Staples Retailing — 1.5%
69,230	Ruddick Corp	1,554,213
52,390	Spartan Stores Inc	807,330

		2,361,543

Food Products — 1.4%
97,210	Flowers Foods Inc	2,282,491

Personal Products — 0.5%
31,500	Alberto-Culver Co	712,215

Total Consumer Staples		5,356,249

Energy — 4.5%
Energy Equipment & Services — 2.8%
43,410	Core Laboratories NV	3,175,876
164,910	Pason Systems Inc	1,245,196

		4,421,072

1

Oil, Gas & Consumable Fuels — 1.7%
44,090	Arena Resources Inc †	1,123,413
211,100	Mariner Energy Inc †	1,636,025

		2,759,438

Total Energy		7,180,510

Financials — 35.8%
Capital Markets — 1.4%
52,780	Affiliated Managers Group Inc †	2,201,454

Commercial Banks — 7.4%
31,400	Bank of Hawaii Corp	1,035,572
156,990	Bank of the Ozarks Inc	3,623,329
81,155	Columbia Banking System Inc	519,392
144,590	Glacier Bancorp Inc	2,271,509
27,000	Hancock Holding Co	844,560
18,500	Iberiabank Corp	849,890
37,700	Prosperity Bancshares Inc	1,031,095
79,886	SVB Financial Group †	1,598,519

		11,773,866

Consumer Finance — 3.7%
98,900	Cash America International Inc	1,548,774
256,917	Ezcorp Inc, Class A †	2,972,530
77,592	World Acceptance Corp †	1,326,823

		5,848,127

Diversified Financial Services — 1.0%
56,400	Portfolio Recovery Associates Inc †	1,513,776

Insurance — 8.0%
58,000	Amerisafe Inc †	888,560
105,920	Aspen Insurance Holdings Ltd	2,378,963
58,230	Delphi Financial Group Inc	783,776
77,740	Max Capital Group Ltd	1,340,237
641,340	Meadowbrook Insurance Group Inc	3,912,174
137,260	Tower Group Inc	3,380,714

		12,684,424

Real Estate Investment Trusts (REITs) — 14.3%
29,300	Alexandria Real Estate Equities Inc	1,066,520
584,010	Ashford Hospitality Trust Inc	899,375
131,000	Associated Estates Realty Corp	744,080
219,480	BioMed Realty Trust Inc	1,485,880
312,620	Capstead Mortgage Corp	3,357,539
132,070	Corporate Office Properties Trust SBI MD	3,279,298
364,660	DuPont Fabros Technology Inc	2,508,861
136,380	Hatteras Financial Corp	3,408,136
143,350	LaSalle Hotel Properties	837,164

2

1,127,790	NorthStar Realty Finance Corp	2,616,473
158,400	Redwood Trust Inc	2,431,440

		22,634,766

Total Financials		56,656,413

Health Care — 4.4%
Health Care Equipment & Supplies — 3.0%
19,300	Haemonetics Corp †	1,063,044
38,300	Meridian Bioscience Inc	693,996
93,950	West Pharmaceutical Services Inc	3,082,500

		4,839,540

Life Sciences Tools & Services — 1.4%
40,140	Techne Corp	2,196,059

Total Health Care		7,035,599

Industrials — 14.7%
Aerospace & Defense — 0.8%
24,900	Aerovironment Inc †	520,410
31,000	Stanley Inc †	787,090

		1,307,500

Airlines — 0.6%
141,560	Republic Airways Holdings Inc †	917,309

Commercial Services & Supplies — 2.0%
89,300	Corrections Corp of America †	1,143,933
252,300	Interface Inc, Class A	754,377
109,300	Team Inc †	1,280,996

		3,179,306

Construction & Engineering — 0.4%
44,800	Orion Marine Group Inc †	586,880

Electrical Equipment — 2.1%
41,020	AZZ Inc †	1,082,518
113,645	General Cable Corp †	2,252,444

		3,334,962

Machinery — 4.2%
59,370	Actuant Corp, Class A	613,292
63,340	Kaydon Corp	1,731,082
49,390	Middleby Corp †	1,601,718
108,445	RBC Bearings Inc †	1,657,039
19,990	Valmont Industries Inc	1,003,698

		6,606,829

Marine — 0.9%
55,300	Kirby Corp †	1,473,192

3

Road & Rail — 2.0%
45,995	Landstar System Inc	1,539,453
67,170	Old Dominion Freight Line Inc †	1,577,823

		3,117,276

Trading Companies & Distributors — 1.7%
164,273	Rush Enterprises Inc, Class B †	1,286,258
162,300	Titan Machinery Inc †	1,459,077

		2,745,335

Total Industrials		23,268,589

Information Technology — 13.1%
Communications Equipment — 1.6%
102,680	Comtech Telecommunications Corp †	2,543,384

Electronic Equipment & Instruments — 2.6%
57,980	Anixter International Inc †	1,836,806
382,310	TTM Technologies Inc †	2,217,398

		4,054,204

Information Technology Services — 2.9%
86,900	Broadridge Financial Solutions Inc	1,617,209
12,700	MAXIMUS Inc	506,222
144,180	NeuStar Inc, Class A †	2,415,015

		4,538,446

Internet Software & Services — 4.3%
74,608	DealerTrack Holdings Inc †	977,365
95,930	Digital River Inc †	2,860,632
138,700	j2 Global Communications Inc †	3,036,143

		6,874,140

Semiconductors & Semiconductor Equipment — 1.0%
148,492	Diodes Inc †	1,575,500

Software — 0.7%
59,700	Micros Systems Inc †	1,119,375

Total Information Technology		20,705,049

Materials — 3.9%
Chemicals — 1.4%
153,450	Koppers Holdings Inc	2,228,094

Metals & Mining — 2.5%
10,322	AM Castle & Co	92,072
37,610	Haynes International Inc †	670,210
130,977	Horsehead Holding Corp †	720,374
94,050	Reliance Steel & Aluminum Co	2,476,336

		3,958,992

Total Materials		6,187,086

4

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
44,500	NTELOS Holdings Corp	807,230

Utilities — 6.5%
Electric Utilities — 1.9%
68,850	ITC Holdings Corp	3,003,237

Gas Utilities — 3.6%
82,489	New Jersey Resources Corp	2,802,976
83,160	South Jersey Industries Inc	2,910,600

		5,713,576

Multi-Utilities — 1.0%
69,790	NorthWestern Corp	1,499,089

Total Utilities		10,215,902

TOTAL COMMON STOCKS
(Cost $218,965,636)		158,910,775

TOTAL INVESTMENTS
(Cost $218,965,636)(c)	100.4%	$158,910,775

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any are valued at the net asset value of the underlying fund or lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,061,618, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $71,116,479, and net depreciation for financial reporting purposes was

5

$60,054,861. At March 31, 2009, aggregate cost for financial reporting purposes was $218,965,636.

(d)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$158,910,775
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$158,910,775

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$1,045,400
Transfers in and/or out of Level 3	—
Net purchases/(sales)	(7,048)
Accrued discounts/(premiums)	—
Realized gain/(losses)	(5,742,652)
Change in unrealized appreciation/(depreciation)	4,704,300

Balance as of 3/31/2009	$—

6

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.0%	$147,304,024
Bermuda	2.4	3,719,201
British Virgin Islands	2.2	3,466,478
Netherlands	2.0	3,175,876
Canada	0.8	1,245,196

TOTAL COMMON STOCKS	100.4	158,910,775

TOTAL INVESTMENTS	100.4%	$158,910,775

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a)

Principal
Amount		Value(b),(g)

MUNICIPAL BONDS AND NOTES — 96.5%
Alabama — 3.2%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,188,700

Arizona — 9.5%
300,000	Arizona School Facilities Board, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	348,258
1,115,000	Gilbert AZ, Refunding, (FGIC Insured), 5.750% due 07/01/2012	1,262,592
1,650,000	Maricopa County Unified School District No 69-Paradise Valley, (MBIA Insured), 5.000% due 07/01/2012	1,796,553
1,000,000	Mesa AZ, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,089,480
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC Insured), 5.000% due 07/01/2012	1,995,714

		6,492,597

California — 9.9%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,266,640
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (c)	2,228,275
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,283,880

		6,778,795

1

Florida — 3.1%
1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	1,078,320
1,000,000	Fort Lauderdale Fl, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,062,450

		2,140,770

Georgia — 5.3%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,121,270
	State of Georgia, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,235,330
1,045,000	Series C, 6.250% due 08/01/2013	1,240,143

		3,596,743

Hawaii — 5.2%
	Kauai County HI, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	189,218

1,215,000	4.375% due 08/01/2010	1,260,234
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA Insured), 5.250% due 09/01/2013	2,127,638

		3,577,090

Illinois — 1.6%
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	512,905
500,000	Regional Transportation Authority, Refunding, (FGIC Insured), 6.000% due 06/01/2015	588,090

		1,100,995

Maryland — 3.3%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,064,740
1,000,000	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, 5.500% due 03/01/2017	1,192,730

		2,257,470

Massachusetts — 1.7%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034, Pre-refunded 07/01/2015	1,140,470

2

Michigan — 3.4%
850,000	Birmingham City School District, GO, Refunding, 3.000% due 05/01/2011 (d)	864,943
425,000	Jenison Public Schools, Refunding, (FGIC Insured), 5.250% due 05/01/2015	469,060
400,000	Michigan State Hospital Finance Authority, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	423,768
500,000	Walled Lake Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	527,620

		2,285,391

Minnesota — 3.3%
2,175,000	Metropolitan Council Minneapolis-St Paul Metropolitan Area, Series B, GO, 4.100% due 02/01/2011	2,228,418

Nebraska — 1.5%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,054,440

Nevada — 7.1%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC Insured), 5.000% due 12/01/2014	1,608,210
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,184,580
1,000,000	Nevada St Water, Series D, Refunding, GO, (MBIA Insured), 5.000% due 07/01/2011	1,068,680

		4,861,470

New Jersey — 1.6%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,120,290

New York — 3.2%
2,000,000	City of New York NY, Series D, (TCR, FGIC Insured), 5.000% due 08/01/2015	2,151,220

North Carolina — 1.0%
650,000	Cary NC, GO, 5.000% due 03/01/2019	684,983

3

Ohio — 10.3%
1,000,000	City of Cleveland OH, Series T, 5.000% due 01/01/2021 (e)	1,083,340
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,130,610
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	339,687
1,290,000	Loveland City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,455,765
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,936,640
1,000,000	Olentangy Local School District, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,080,320

		7,026,362

Rhode Island — 1.6%
1,000,000	Rhode Island State & Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,122,680

South Carolina — 1.6%
1,000,000	State of South Carolina, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,054,910

Tennessee — 2.3%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	528,300
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,069,460

		1,597,760

Texas — 10.9%
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,509
625,000	Keller Independent School District, 4.000% due 02/15/2012 (d)	663,237
2,000,000	Lancaster Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,321,920
1,000,000	Richardson Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,065,740

4

95,000	State of Texas, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	94,433
2,000,000	Waco TX, GO, (MBIA Insured), 5.000% due 02/01/2014	2,219,260
1,000,000	Williamson Cnty Tex, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,097,060

		7,467,159

Utah — 1.7%
1,000,000	Box Elder County School District, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,125,070

Washington — 1.6%
1,000,000	Benton County School District No 400 Richland/WA, GO, (FSA Insured), 5.000% due 12/01/2012	1,121,550

Wisconsin — 2.6%
1,400,000	Blackhawk Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,501,682
250,000	State of Wisconsin, Series 1, GO, Refunding, (MBIA Insured), 5.500% due 05/01/2015	287,930

		1,789,612

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $62,477,816)		65,964,945

INVESTMENT COMPANY SECURITIES — 5.7%
3,145,093	CitiFunds Institutional Tax Free Reserves	3,145,093
732,082	Dreyfus Tax Exempt Cash Management Fund	732,082

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $3,877,175)		3,877,175

TOTAL INVESTMENTS
(Cost $66,354,991)(f)	102.2%	$69,842,120

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by

5

the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(e)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for securities purchased on a when-issued or delayed delivery basis.

(f)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,506,069, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $18,940 and net appreciation for financial reporting purposes was $3,487,129. At March 31, 2009, aggregate cost for financial reporting purposes was $66,354,991.

(g)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$3,877,175
Level 2 — Other Significant Observable Inputs	65,964,945
Level 3 — Significant Unobservable Inputs	—

Total	$69,842,120

ABBREVIATIONS:
AMBAC	—	American Municipal Bond Assurance Corporation
ETM	—	Escrowed to Maturity
FGIC	—	Federal Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligation Bonds
MBIA	—	Municipal Bond Investors Assurance
PSFG	—	Permanent School Fund Guaranteed
Q-SBLF	—	Subject to Qualified School Bond Loan Fund Credit Enhancement
TCR	—	Transferable Custodial Receipts

6

At March 31, 2009, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	38.5%	$26,325,093
General Obligation	26.9	18,401,444
Pre-Refunded/ETM	25.1	17,148,968
Revenue	6.0	4,089,440

TOTAL MUNICIPAL BONDS AND NOTES	96.5	65,964,945
INVESTMENT COMPANY SECURITIES	5.7	3,877,175

TOTAL INVESTMENTS	102.2%	$69,842,120

7

Munder Technology Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(f)

COMMON STOCKS — 100.1%
Consumer Discretionary — 3.3%
Internet & Catalog Retail — 2.8%
11,150	Amazon.com Inc †	$818,856
5,400	NetFlix Inc †	231,768
2,600	priceline.com Inc †	204,828

		1,255,452

Specialty Retail — 0.5%
8,100	GameStop Corp, Class A †	226,962

Total Consumer Discretionary		1,482,414

Industrials — 0.3%
Commercial Services & Supplies — 0.3%
74,414	Intermap Technologies Corp †	109,190

Information Technology — 96.5%
Communications Equipment — 14.3%
15,100	Adtran Inc	244,771
137,800	Cisco Systems Inc †	2,310,906
14,800	F5 Networks Inc †	310,060
18,900	Juniper Networks Inc †	284,634
60,500	QUALCOMM Inc	2,354,055
12,700	Research In Motion Ltd †	546,989
27,100	Riverbed Technology Inc †	354,468

		6,405,883

Computers & Peripherals — 22.4%
30,400	Apple Inc †	3,195,648
42,800	Dell Inc †	405,744
98,600	EMC Corp/Massachusetts †	1,124,040
66,430	Hewlett-Packard Co	2,129,746
18,600	International Business Machines Corp	1,802,154
71,300	NetApp Inc †	1,058,092
51,400	Seagate Technology	308,914

		10,024,338

Electronic Equipment & Instruments — 1.0%
26,000	Avnet Inc †	455,260

Information Technology Services — 7.9%
19,700	Automatic Data Processing Inc	692,652
15,700	Computer Sciences Corp †	578,388
13,000	Fiserv Inc †	473,980
3,500	Mastercard Inc, Class A	586,180
37,900	NeuStar Inc, Class A †	634,825

1

14,200	Paychex Inc	364,514
18,200	Western Union Co/The	228,774

		3,559,313

Internet Software & Services — 11.4%
21,300	Digital River Inc †	635,166
28,000	eBay Inc †	351,680
5,570	Google Inc, Class A †	1,938,694
14,500	IAC/InterActiveCorp †	220,835
150,000	Move Inc †	217,500
9,900	Sina Corp/China †	230,175
45,000	VeriSign Inc †	849,150
53,500	Yahoo! Inc †	685,335

		5,128,535

Semiconductors & Semiconductor Equipment — 14.0%
20,300	Altera Corp	356,265
40,900	Applied Materials Inc	439,675
37,500	Broadcom Corp, Class A †	749,250
136,500	Intel Corp	2,054,325
98,800	Marvell Technology Group Ltd †	905,008
16,000	Microchip Technology Inc	339,040
30,500	National Semiconductor Corp	313,235
18,100	Novellus Systems Inc †	301,003
9,000	Silicon Laboratories Inc †	237,600
36,700	Texas Instruments Inc	605,917

		6,301,318

Software — 25.5%
48,966	Activision Blizzard Inc †	512,184
10,080	Adobe Systems Inc †	215,611
33,100	Amdocs Ltd †	613,012
36,000	BMC Software Inc †	1,188,000
12,600	CA Inc	221,886
39,800	Check Point Software Technologies †	883,958
8,400	Intuit Inc †	226,800
33,000	McAfee Inc †	1,105,500
73,500	Microsoft Corp	1,350,195
750	Nintendo Co Ltd	215,563
101,225	Oracle Corp †	1,829,136
28,700	Red Hat Inc †	512,008
8,200	Sybase Inc †	248,378
84,300	Symantec Corp †	1,259,442
50,500	Synopsys Inc †	1,046,865

		11,428,538

Total Information Technology		43,303,185

TOTAL COMMON STOCKS
(Cost $63,741,183)		44,894,789

2

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $207,988)
207,988	Institutional Money Market Fund (d)	207,988

TOTAL INVESTMENTS
(Cost $63,949,171)(e)	100.6%	$45,102,777

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2009, more than 25% of the Fund’s net assets were invested in issuers in the software industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any

3

company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	3/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$708,684	$10,739,071	10,739,071	$11,239,767	11,239,767	$207,988	$7,027	$—

(e)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $442,023, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $19,288,417 and net depreciation for financial reporting purposes was $18,846,394. At March 31, 2009, aggregate cost for financial reporting purposes was $63,949,171.

(f)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$45,102,777
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$45,102,777

4

At March 31, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.6%	$41,081,980
Bermuda	2.0	905,008
Israel	2.0	883,958
Canada	1.4	656,179
Guernsey	1.4	613,012
Cayman Islands	0.7	308,914
China	0.5	230,175
Japan	0.5	215,563

TOTAL COMMON STOCKS	100.1	44,894,789
INVESTMENT COMPANY SECURITY	0.5	207,988

TOTAL INVESTMENTS	100.6%	$45,102,777

5

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: May 29, 2009

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 29, 2009